Schedule of Investments (unaudited)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%,
10/01/28	$205	$203,381
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26	1,185	1,158,096
3.65%, 11/01/24	752	749,457
		2,110,934
Aerospace & Defense — 1.8%
Boeing Co. (The)
2.20%, 02/04/26	4,527	4,306,841
2.70%, 02/01/27	660	617,307
2.75%, 02/01/26	1,340	1,286,243
3.10%, 05/01/26	735	706,189
3.20%, 03/01/29	575	522,510
3.25%, 02/01/28	1,130	1,053,569
4.88%, 05/01/25	2,673	2,654,831
5.04%, 05/01/27	1,730	1,718,183
6.26%, 05/01/27(a)(b)	625	638,808
6.30%, 05/01/29(a)	1,065	1,101,309
General Dynamics Corp.
1.15%, 06/01/26	570	536,227
2.13%, 08/15/26	435	413,360
2.38%, 11/15/24	585	580,011
2.63%, 11/15/27	110	103,675
3.25%, 04/01/25(b)	708	699,294
3.50%, 05/15/25(b)	623	615,545
3.50%, 04/01/27	790	769,611
3.75%, 05/15/28	860	838,489
HEICO Corp., 5.25%, 08/01/28	535	543,470
Howmet Aerospace Inc.
3.00%, 01/15/29	605	558,095
5.90%, 02/01/27	550	561,353
L3Harris Technologies Inc.
3.83%, 04/27/25	689	681,632
3.85%, 12/15/26	525	513,174
4.40%, 06/15/28	1,450	1,430,488
5.05%, 06/01/29(b)	620	626,919
5.40%, 01/15/27	1,085	1,099,859
Lockheed Martin Corp.
3.55%, 01/15/26	908	893,371
4.45%, 05/15/28	460	460,049
4.50%, 02/15/29	455	456,134
4.95%, 10/15/25	480	480,594
5.10%, 11/15/27	635	646,751
Northrop Grumman Corp.
2.93%, 01/15/25(b)	579	572,590
3.20%, 02/01/27	553	534,282
3.25%, 01/15/28	1,610	1,537,039
4.60%, 02/01/29(b)	440	440,128
RTX Corp.
2.65%, 11/01/26(b)	425	406,296
3.13%, 05/04/27	604	579,569
3.50%, 03/15/27	1,335	1,294,085
3.95%, 08/16/25	1,361	1,344,485
4.13%, 11/16/28	2,575	2,519,606
5.00%, 02/27/26(b)	435	436,099
5.75%, 11/08/26	930	949,284
5.75%, 01/15/29	455	475,280
		39,202,634

	Par
Security	(000)	Value

Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25	$711	$694,546
2.63%, 09/16/26	494	471,219
4.40%, 02/14/26	935	926,484
4.80%, 02/14/29	1,170	1,168,357
6.20%, 11/01/28	390	410,609
Archer-Daniels-Midland Co., 2.50%, 08/11/26	920	881,097
BAT Capital Corp.
2.26%, 03/25/28	1,415	1,289,470
2.79%, 09/06/24	840	837,529
3.22%, 08/15/24	1,446	1,444,370
3.22%, 09/06/26	908	877,035
3.56%, 08/15/27(b)	1,257	1,211,040
4.70%, 04/02/27	799	796,097
BAT International Finance PLC
1.67%, 03/25/26	1,164	1,102,323
4.45%, 03/16/28	870	856,698
5.93%, 02/02/29	800	832,288
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	622	599,587
3.25%, 08/15/26(b)	660	638,392
3.75%, 09/25/27	190	183,699
Philip Morris International Inc.
0.88%, 05/01/26	648	605,825
1.50%, 05/01/25	690	671,098
2.75%, 02/25/26	627	606,778
3.13%, 08/17/27(b)	30	28,778
3.13%, 03/02/28(b)	155	147,018
3.25%, 11/10/24	662	657,778
3.38%, 08/11/25	683	671,777
4.75%, 02/12/27(b)	585	586,534
4.88%, 02/13/26	1,360	1,360,838
4.88%, 02/15/28	1,930	1,942,906
4.88%, 02/13/29	640	644,103
5.00%, 11/17/25	710	710,888
5.13%, 11/15/24	800	799,307
5.13%, 11/17/27	1,495	1,514,767
5.25%, 09/07/28	585	596,506
Reynolds American Inc., 4.45%, 06/12/25	1,802	1,787,846
		28,553,587
Airlines — 0.1%
Delta Air Lines Inc., 4.38%, 04/19/28(b)	5	4,852
Southwest Airlines Co.
5.13%, 06/15/27	1,650	1,657,713
5.25%, 05/04/25	1,055	1,051,759
		2,714,324
Apparel — 0.3%
NIKE Inc.
2.38%, 11/01/26	835	796,851
2.40%, 03/27/25(b)	863	848,335
2.75%, 03/27/27	807	773,147
Tapestry Inc.
7.00%, 11/27/26	875	905,307
7.05%, 11/27/25	415	423,511
7.35%, 11/27/28	645	677,205
VF Corp.
2.40%, 04/23/25(b)	597	585,192
2.80%, 04/23/27	425	395,705
		5,405,253

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers — 4.4%
American Honda Finance Corp.
0.75%, 08/09/24	$830	$829,166
1.00%, 09/10/25(b)	648	621,633
1.20%, 07/08/25(b)	704	679,604
1.30%, 09/09/26	757	706,368
1.50%, 01/13/25(b)	530	521,295
2.00%, 03/24/28	570	521,699
2.15%, 09/10/24	672	669,551
2.25%, 01/12/29	495	449,134
2.30%, 09/09/26	310	295,181
2.35%, 01/08/27	350	331,708
3.50%, 02/15/28(b)	435	420,097
4.70%, 01/12/28	330	331,424
4.75%, 01/12/26	265	265,020
4.90%, 03/12/27	425	428,241
4.90%, 07/09/27	375	377,981
4.90%, 03/13/29(b)	410	415,462
4.95%, 01/09/26	540	541,144
5.00%, 05/23/25(b)	615	614,215
5.13%, 07/07/28	640	651,887
5.25%, 07/07/26	840	848,279
5.65%, 11/15/28	640	666,141
Series A, 4.60%, 04/17/25(b)	750	747,331
Cummins Inc.
0.75%, 09/01/25	509	486,985
4.90%, 02/20/29(b)	160	162,592
Ford Motor Co., 4.35%, 12/08/26(b)	1,310	1,285,064
Ford Motor Credit Co. LLC
2.30%, 02/10/25	275	269,984
2.70%, 08/10/26	840	797,752
2.90%, 02/16/28	620	568,655
2.90%, 02/10/29	610	545,900
3.38%, 11/13/25	720	702,612
3.66%, 09/08/24	200	199,490
3.82%, 11/02/27	560	532,124
4.06%, 11/01/24	1,195	1,189,829
4.13%, 08/04/25	1,115	1,099,447
4.13%, 08/17/27	950	914,149
4.27%, 01/09/27(b)	760	740,036
4.39%, 01/08/26	955	940,259
4.54%, 08/01/26	700	688,283
4.95%, 05/28/27	1,195	1,179,388
5.11%, 05/03/29	1,170	1,144,448
5.13%, 06/16/25	1,420	1,413,016
5.80%, 03/05/27	1,145	1,155,323
5.80%, 03/08/29	1,275	1,287,005
5.85%, 05/17/27	800	807,898
6.80%, 05/12/28	1,335	1,391,751
6.80%, 11/07/28	1,200	1,257,748
6.95%, 03/06/26	1,000	1,021,627
6.95%, 06/10/26	795	816,301
7.35%, 11/04/27	1,215	1,279,337
General Motors Co.
4.00%, 04/01/25	659	652,748
4.20%, 10/01/27	685	669,799
5.00%, 10/01/28	20	20,119
6.13%, 10/01/25	1,728	1,745,537
6.80%, 10/01/27	865	910,764
General Motors Financial Co. Inc.
1.20%, 10/15/24(b)	790	782,853
1.25%, 01/08/26	1,316	1,246,213

	Par
Security	(000)	Value

Auto Manufacturers (continued)
1.50%, 06/10/26	$1,175	$1,102,272
2.35%, 02/26/27	905	849,312
2.40%, 04/10/28	1,105	1,008,581
2.40%, 10/15/28	905	816,104
2.70%, 08/20/27	845	792,465
2.75%, 06/20/25	1,088	1,062,945
2.90%, 02/26/25(b)	645	635,311
3.50%, 11/07/24	716	711,929
3.80%, 04/07/25	1,110	1,097,094
4.00%, 01/15/25(b)	775	769,535
4.00%, 10/06/26	670	656,695
4.30%, 07/13/25(b)	825	816,743
4.30%, 04/06/29	825	798,346
4.35%, 04/09/25(b)	1,063	1,054,363
4.35%, 01/17/27	1,172	1,154,590
5.00%, 04/09/27	1,080	1,081,597
5.25%, 03/01/26	1,110	1,111,851
5.35%, 07/15/27	515	520,669
5.40%, 04/06/26	850	853,953
5.40%, 05/08/27	145	146,627
5.55%, 07/15/29	925	943,147
5.65%, 01/17/29	550	561,840
5.80%, 06/23/28	1,350	1,386,476
5.80%, 01/07/29	685	703,552
6.00%, 01/09/28	860	886,289
6.05%, 10/10/25	1,125	1,135,986
Honda Motor Co. Ltd.
2.27%, 03/10/25(b)	1,035	1,017,712
2.53%, 03/10/27	1,260	1,196,265
PACCAR Financial Corp.
4.45%, 03/30/26	20	19,972
4.60%, 01/31/29	455	456,586
5.00%, 05/13/27	320	324,594
Toyota Motor Corp.
1.34%, 03/25/26	1,076	1,019,767
2.76%, 07/02/29(b)	390	363,060
3.67%, 07/20/28	500	487,497
5.12%, 07/13/28	475	485,695
5.28%, 07/13/26	320	323,751
Toyota Motor Credit Corp.
0.63%, 09/13/24	580	577,369
0.80%, 10/16/25	984	939,172
0.80%, 01/09/26(b)	704	666,434
1.13%, 06/18/26	985	923,505
1.15%, 08/13/27	90	81,633
1.45%, 01/13/25	1,190	1,170,045
1.80%, 02/13/25(b)	791	777,050
1.90%, 01/13/27	793	744,530
1.90%, 04/06/28(b)	300	274,070
2.00%, 10/07/24	396	394,153
3.00%, 04/01/25	1,162	1,145,867
3.05%, 03/22/27	1,220	1,174,425
3.05%, 01/11/28	195	185,997
3.20%, 01/11/27(b)	809	783,718
3.40%, 04/14/25(b)	559	554,831
3.65%, 08/18/25	800	790,010
3.65%, 01/08/29(b)	425	410,482
3.95%, 06/30/25(b)	1,200	1,189,254
4.40%, 09/20/24	1,135	1,133,286
4.45%, 05/18/26(b)	1,070	1,066,132
4.45%, 06/29/29	610	607,703

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.55%, 09/20/27	$1,360	$1,361,541
4.63%, 01/12/28(b)	1,030	1,034,755
4.65%, 01/05/29(b)	685	688,543
4.80%, 01/10/25	730	728,790
4.80%, 01/05/26	390	390,654
5.00%, 08/14/26	655	659,727
5.05%, 05/16/29	725	740,633
5.20%, 05/15/26	325	327,503
5.25%, 09/11/28	675	693,069
5.40%, 11/10/25	700	705,169
5.40%, 11/20/26	690	702,427
5.45%, 11/10/27	395	406,344
5.60%, 09/11/25	380	383,059
Series B, 5.00%, 03/19/27	560	566,534
		95,169,182
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25	640	628,384
BorgWarner Inc., 2.65%, 07/01/27(b)	900	849,628
Lear Corp., 3.80%, 09/15/27	465	449,483
Magna International Inc., 4.15%, 10/01/25	588	582,110
		2,509,605
Banks — 32.9%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	558	550,810
5.09%, 12/08/25	225	226,065
5.38%, 07/03/25	415	416,518
Australia & New Zealand Banking Group
Ltd./New York
4.75%, 01/18/27	855	855,660
5.00%, 03/18/26	780	781,842
5.67%, 10/03/25	920	929,021
Australia & New Zealand Banking Group Ltd/New
York, 4.90%, 07/16/27	785	793,581
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	1,360	1,300,208
5.38%, 03/13/29	800	817,014
5.86%, 09/14/26, (1-year CMT + 2.300%)(b)(c)	735	739,042
6.14%, 09/14/28, (1-year CMT + 2.700%)(c)	485	500,892
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(c)	1,195	1,110,321
1.85%, 03/25/26	1,500	1,422,377
2.75%, 05/28/25	1,143	1,118,917
3.31%, 06/27/29	25	23,357
3.50%, 03/24/25	1,150	1,136,668
3.80%, 02/23/28(b)	1,040	996,466
4.18%, 03/24/28, (1-year CMT + 2.000%)(c)	1,475	1,438,936
4.25%, 04/11/27	1,145	1,124,243
4.38%, 04/12/28	1,400	1,368,300
5.15%, 08/18/25	735	732,975
5.29%, 08/18/27	1,715	1,727,061
5.37%, 07/15/28, (1-year CMT + 0.950%)(c)	800	807,598
5.55%, 03/14/28, (1-year CMT + 1.250%)(c)	400	403,469
5.59%, 08/08/28	1,310	1,342,051
6.53%, 11/07/27, (1-year CMT + 1.650%)(c)	1,025	1,058,346
6.61%, 11/07/28	1,040	1,110,634
Bank of America Corp.
0.98%, 09/25/25, (1-day SOFR + 0.910%)(c)	1,455	1,444,690
1.20%, 10/24/26, (1-day SOFR + 1.010%)(c)	1,900	1,807,855
1.32%, 06/19/26, (1-day SOFR + 1.150%)(c)	2,273	2,194,300
1.53%, 12/06/25, (1-day SOFR + 0.650%)(c)	1,095	1,079,763

	Par
Security	(000)	Value

Banks (continued)
1.73%, 07/22/27, (1-day SOFR + 0.960%)(c)	$4,173	$3,917,090
2.02%, 02/13/26, (3-mo. SOFR + 0.902%)(b)(c)	1,080	1,060,250
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	1,845	1,667,883
2.46%, 10/22/25, (3-mo. SOFR + 1.132%)(c)	1,367	1,357,308
2.55%, 02/04/28, (1-day SOFR + 1.050%)(c)	1,560	1,472,922
3.09%, 10/01/25, (3-mo. SOFR + 1.352%)(b)(c)	722	718,894
3.25%, 10/21/27	1,595	1,531,164
3.37%, 01/23/26, (3-mo. SOFR + 1.072%)(b)(c)	1,350	1,336,251
3.38%, 04/02/26, (1-day SOFR + 1.330%)(c)	2,030	2,002,386
3.42%, 12/20/28, (3-mo. SOFR + 1.302%)(c)	4,345	4,145,494
3.50%, 04/19/26	1,957	1,915,976
3.56%, 04/23/27, (3-mo. SOFR + 1.322%)(c)	2,210	2,154,276
3.59%, 07/21/28, (3-mo. SOFR + 1.632%)(c)	1,502	1,447,501
3.71%, 04/24/28, (3-mo. SOFR + 1.774%)(c)	1,635	1,587,171
3.82%, 01/20/28, (3-mo. SOFR + 1.837%)(c)	2,050	1,996,528
3.88%, 08/01/25	1,597	1,578,972
3.97%, 03/05/29, (3-mo. SOFR + 1.332%)(c)	1,180	1,144,861
4.00%, 01/22/25	1,840	1,828,518
4.20%, 08/26/24	1,665	1,663,174
4.25%, 10/22/26	1,705	1,680,067
4.27%, 07/23/29, (3-mo. SOFR + 1.572%)(c)	1,550	1,517,213
4.38%, 04/27/28, (1-day SOFR + 1.580%)(c)	1,920	1,895,290
4.45%, 03/03/26	1,651	1,637,111
4.83%, 07/22/26, (1-day SOFR + 1.750%)(c)	1,395	1,387,794
4.95%, 07/22/28, (1-day SOFR + 2.040%)(c)	2,253	2,259,090
5.08%, 01/20/27, (1-day SOFR + 1.290%)(c)	1,875	1,876,833
5.20%, 04/25/29, (1-day SOFR + 1.630%)(c)	2,595	2,626,385
5.93%, 09/15/27, (1-day SOFR + 1.340%)(c)	1,095	1,116,075
6.20%, 11/10/28, (1-day SOFR + 1.990%)(c)	1,370	1,426,478
Series L, 3.95%, 04/21/25(b)	1,682	1,665,068
Series L, 4.18%, 11/25/27	2,095	2,047,671
Series N, 1.66%, 03/11/27,
(1-day SOFR + 0.910%)(c)	2,185	2,068,492
Bank of America NA
5.53%, 08/18/26	1,590	1,614,149
5.65%, 08/18/25	1,445	1,455,000
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(c)	715	674,024
1.25%, 09/15/26	1,057	981,130
1.50%, 01/10/25(b)	1,025	1,007,687
1.85%, 05/01/25(b)	1,165	1,136,670
2.65%, 03/08/27	980	929,868
3.70%, 06/07/25(b)	965	953,136
5.20%, 12/12/24	790	791,467
5.20%, 02/01/28	1,025	1,040,728
5.27%, 12/11/26	660	667,336
5.30%, 06/05/26	585	590,587
5.37%, 06/04/27	650	662,327
5.72%, 09/25/28	955	989,100
5.92%, 09/25/25	875	883,998
Series H, 4.25%, 09/14/24	840	838,798
Series H, 4.70%, 09/14/27(b)	435	435,506
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26	484	456,289
1.05%, 10/15/26(b)	315	291,622
1.60%, 04/24/25(b)	742	726,118
1.65%, 07/14/28	300	269,751
2.05%, 01/26/27(b)	475	446,529
2.10%, 10/24/24(b)	705	699,878
2.45%, 08/17/26	485	464,630
2.80%, 05/04/26	495	479,514

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.00%, 10/30/28	$580	$543,847
3.25%, 09/11/24	320	319,191
3.25%, 05/16/27	325	314,223
3.40%, 01/29/28	510	491,261
3.85%, 04/28/28	450	440,312
4.89%, 07/21/28, (1-day SOFR + 0.840%)(b)(c)	650	651,982
Series G, 3.00%, 02/24/25	372	368,780
Series J, 0.85%, 10/25/24(b)	485	479,737
Bank of Nova Scotia (The)
1.05%, 03/02/26	832	783,727
1.30%, 06/11/25	932	902,179
1.30%, 09/15/26	755	703,414
1.35%, 06/24/26	655	614,064
1.45%, 01/10/25	1,340	1,321,230
1.95%, 02/02/27	645	603,301
2.20%, 02/03/25	1,160	1,142,278
2.70%, 08/03/26	490	470,466
2.95%, 03/11/27	405	387,431
3.45%, 04/11/25	1,540	1,520,748
4.50%, 12/16/25	1,021	1,012,500
4.75%, 02/02/26	705	703,127
5.25%, 12/06/24	505	505,956
5.25%, 06/12/28	755	770,937
5.35%, 12/07/26(b)	755	763,652
5.40%, 06/04/27	350	356,309
5.45%, 06/12/25(b)	870	872,016
5.45%, 08/01/29	350	363,179
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(c)	1,660	1,559,342
2.85%, 05/07/26, (1-day SOFR + 2.714%)(c)	1,447	1,418,674
3.65%, 03/16/25	1,631	1,613,698
4.34%, 01/10/28	1,085	1,061,127
4.38%, 01/12/26	1,931	1,912,929
4.84%, 05/09/28	1,721	1,694,733
4.97%, 05/16/29,
(3-mo. LIBOR US + 1.902%)(c)	1,300	1,295,221
5.20%, 05/12/26	1,617	1,614,189
5.30%, 08/09/26, (1-year CMT + 2.300%)(c)	1,190	1,188,639
5.50%, 08/09/28, (1-year CMT + 2.650%)(c)	1,250	1,262,428
5.67%, 03/12/28, (1-day SOFR +1.490%)(c)	630	638,333
5.83%, 05/09/27, (1-day SOFR + 2.210%)(c)	1,555	1,572,410
6.50%, 09/13/27, (1-day SOFR + 1.880%)(c)	510	524,007
7.33%, 11/02/26, (1-year CMT + 3.050%)(c)	1,175	1,201,286
7.39%, 11/02/28, (1-year CMT + 3.300%)(c)	1,000	1,065,955
BNP Paribas SA, 4.25%, 10/15/24.	218	217,419
BPCE SA, 3.38%, 12/02/26	250	241,988
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	248	236,439
1.00%, 10/18/24(b)	475	470,541
1.25%, 06/22/26	50	46,827
2.25%, 01/28/25	623	613,931
3.30%, 04/07/25	805	797,690
3.45%, 04/07/27(b)	380	367,977
3.95%, 08/04/25	690	682,328
5.00%, 04/28/28	810	817,570
5.14%, 04/28/25	710	709,534
5.24%, 06/28/27	575	582,109
5.26%, 04/08/29	845	859,206
5.99%, 10/03/28(b)	660	690,161
Citibank NA
4.84%, 08/06/29	1,500	1,504,698

	Par
Security	(000)	Value

Banks (continued)
4.93%, 08/06/26	$790	$791,240
5.44%, 04/30/26	1,830	1,846,234
5.49%, 12/04/26	1,680	1,705,433
5.80%, 09/29/28	2,040	2,123,429
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(c)	2,374	2,237,198
1.28%, 11/03/25, (1-day SOFR + 0.528%)(c)	780	771,323
1.46%, 06/09/27, (1-day SOFR + 0.770%)(c)	2,415	2,263,759
2.01%, 01/25/26, (1-day SOFR + 0.694%)(c)	1,845	1,813,563
3.07%, 02/24/28, (1-day SOFR + 1.280%)(c)	2,105	2,011,366
3.11%, 04/08/26, (1-day SOFR + 2.842%)(c)	2,643	2,600,820
3.20%, 10/21/26	2,675	2,581,882
3.29%, 03/17/26, (1-day SOFR + 1.528%)(c)	1,335	1,316,352
3.30%, 04/27/25	1,091	1,075,458
3.40%, 05/01/26	1,875	1,828,326
3.52%, 10/27/28, (3-mo. SOFR + 1.412%)(c)	2,085	1,997,800
3.67%, 07/24/28, (3-mo. SOFR + 1.652%)(c)	2,350	2,270,578
3.70%, 01/12/26	1,252	1,230,230
3.88%, 03/26/25	758	750,349
3.89%, 01/10/28, (3-mo. SOFR + 1.825%)(c)	2,400	2,343,209
4.00%, 08/05/24	495	494,899
4.08%, 04/23/29, (3-mo. SOFR + 1.454%)(c)	575	560,088
4.13%, 07/25/28	1,705	1,659,469
4.30%, 11/20/26	1,105	1,089,602
4.40%, 06/10/25	1,942	1,925,858
4.45%, 09/29/27	3,274	3,232,326
4.60%, 03/09/26	1,435	1,424,450
4.66%, 05/24/28, (1-day SOFR + 1.887%)(c)	1,460	1,451,845
5.50%, 09/13/25	1,556	1,561,358
5.61%, 09/29/26, (1-day SOFR + 1.546%)(c)	2,440	2,450,036
Citizens Bank NA
2.25%, 04/28/25	387	377,177
4.58%, 08/09/28, (1-day SOFR + 2.000%)(c)	555	544,530
Citizens Bank NA/Providence RI
3.75%, 02/18/26	255	248,830
6.06%, 10/24/25, (1-day SOFR + 1.450%)(c)	320	319,413
Citizens Financial Group Inc., 2.85%, 07/27/26	258	246,504
Comerica Inc., 4.00%, 02/01/29(b)	310	289,941
Commonwealth Bank of Australia/New York
5.08%, 01/10/25	190	189,649
5.32%, 03/13/26	260	262,626
5.50%, 09/12/25	250	251,765
Cooperatieve Rabobank UA
3.75%, 07/21/26	506	492,868
4.38%, 08/04/25	1,064	1,052,658
Cooperatieve Rabobank UA/New York
1.38%, 01/10/25	910	893,749
3.38%, 05/21/25	710	699,838
3.88%, 08/22/24	645	644,325
4.80%, 01/09/29	425	427,878
4.85%, 01/09/26	340	340,678
5.00%, 01/13/25	430	429,325
5.04%, 03/05/27	455	458,991
Deutsche Bank AG, 4.50%, 04/01/25(b)	990	981,903
Deutsche Bank AG/New York
1.69%, 03/19/26	880	835,655
2.13%, 11/24/26, (1-day SOFR + 1.870%)(c)	1,470	1,408,362
2.31%, 11/16/27, (1-day SOFR + 1.219%)(c)	1,285	1,203,297
2.55%, 01/07/28, (1-day SOFR + 1.318%)(c)	860	806,341
3.96%, 11/26/25, (1-day SOFR + 2.581%)(c)	1,426	1,417,811
4.16%, 05/13/25	240	238,460

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.41%, 05/10/29	$715	$728,917
5.71%, 02/08/28, (1-day SOFR + 1.594%)(c)	680	686,504
6.12%, 07/14/26, (1-day SOFR + 3.190%)(b)(c)	975	979,770
6.72%, 01/18/29, (1-day SOFR + 3.180%)(c)	1,235	1,290,430
7.15%, 07/13/27, (1-day SOFR + 2.520%)(c)	700	723,224
Discover Bank
2.45%, 09/12/24	713	710,550
3.45%, 07/27/26	275	265,444
4.65%, 09/13/28	845	826,875
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(c)	390	363,889
2.55%, 05/05/27	370	347,493
3.95%, 03/14/28	468	454,050
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	600	625,588
6.36%, 10/27/28, (1-day SOFR + 2.192%)(c)	730	755,611
Fifth Third Bancorp., 2.38%, 01/28/25	239	236,131
Fifth Third Bank NA
2.25%, 02/01/27	255	238,672
3.85%, 03/15/26	200	195,540
3.95%, 07/28/25	200	197,402
5.85%, 10/27/25, (1-day SOFR + 1.230%)(c)	965	965,515
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(c)	925	927,951
5.41%, 05/21/27, (1-day SOFR +0.750%)(c)	1,405	1,413,822
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26, (1-day SOFR + 0.609%)(c)	755	736,452
1.09%, 12/09/26, (1-day SOFR + 0.789%)(c)	1,615	1,525,697
1.43%, 03/09/27, (1-day SOFR + 0.798%)(c)	2,305	2,173,601
1.54%, 09/10/27, (1-day SOFR + 0.818%)(c)	2,765	2,571,700
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)(c)	3,885	3,632,245
2.64%, 02/24/28, (1-day SOFR + 1.114%)(c)	2,315	2,185,960
3.27%, 09/29/25, (3-mo. SOFR + 1.463%)(b)(c)	1,161	1,156,348
3.50%, 01/23/25(b)	1,835	1,818,578
3.50%, 04/01/25	2,718	2,685,538
3.50%, 11/16/26	2,665	2,588,300
3.62%, 03/15/28, (1-day SOFR + 1.846%)(c)	3,125	3,024,592
3.69%, 06/05/28, (3-mo. SOFR + 1.772%)(c)	2,370	2,292,753
3.75%, 05/22/25	1,966	1,943,613
3.75%, 02/25/26	1,582	1,554,860
3.81%, 04/23/29, (3-mo. SOFR + 1.420%)(c)	1,585	1,525,746
3.85%, 01/26/27	3,535	3,455,263
4.22%, 05/01/29, (3-mo. SOFR + 1.563%)(c)	2,025	1,978,844
4.25%, 10/21/25	1,666	1,648,062
4.39%, 06/15/27, (1-day SOFR + 1.510%)(c)	875	863,658
4.48%, 08/23/28, (1-day SOFR + 1.725%)(c)	2,120	2,094,149
5.70%, 11/01/24(b)	1,505	1,505,943
5.80%, 08/10/26, (1-day SOFR + 1.075%)(c)	1,735	1,743,254
5.95%, 01/15/27(b)	735	753,403
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(c)	305	287,367
1.65%, 04/18/26, (1-day SOFR + 1.538%)(c)	1,956	1,904,057
2.01%, 09/22/28, (1-day SOFR + 1.732%)(c)	1,525	1,394,875
2.10%, 06/04/26, (1-day SOFR + 1.929%)(c)	1,595	1,551,403
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)(c)	700	658,048
2.63%, 11/07/25, (3-mo. SOFR + 1.401%)(c)	1,765	1,751,151
3.00%, 03/10/26, (1-day SOFR + 1.430%)(c)	585	576,068
3.90%, 05/25/26	100	98,188
4.04%, 03/13/28, (3-mo. SOFR + 1.808%)(c)	2,560	2,495,437
4.18%, 12/09/25, (1-day SOFR + 1.510%)(c)	1,125	1,119,316
4.25%, 08/18/25	1,467	1,449,088
4.29%, 09/12/26, (3-mo. SOFR + 1.609%)(c)	1,308	1,293,124

	Par
Security	(000)	Value

Banks (continued)
4.30%, 03/08/26	$100	$98,956
4.38%, 11/23/26	980	965,039
4.58%, 06/19/29, (3-mo. SOFR + 1.796%)(c)	2,300	2,261,885
4.76%, 06/09/28, (1-day SOFR + 2.110%)(c)	2,230	2,217,856
5.21%, 08/11/28, (1-day SOFR + 2.610%)(c)	2,395	2,409,290
5.60%, 05/17/28, (1-day SOFR + 1.060%)(c)	1,480	1,500,600
5.89%, 08/14/27, (1-day SOFR + 1.570%)(c)	2,075	2,104,795
6.16%, 03/09/29, (1-day SOFR + 1.970%)(c)	1,480	1,534,978
7.34%, 11/03/26, (1-day SOFR + 3.030%)(c)	1,640	1,682,463
7.39%, 11/03/28, (1-day SOFR + 3.350%)(c)	1,180	1,262,824
HSBC USA Inc.
5.29%, 03/04/27(b)	520	526,757
5.63%, 03/17/25	920	921,875
Huntington Bancshares Inc./Ohio
2.63%, 08/06/24	527	526,663
4.00%, 05/15/25	230	228,253
4.44%, 08/04/28, (1-day SOFR + 1.970%)(c)	445	437,395
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR + 1.650%)(c)	310	305,885
5.70%, 11/18/25, (1-day SOFR + 1.215%)(c)	430	429,829
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)(c)	595	562,767
3.87%, 03/28/26, (1-day SOFR + 1.640%)(c)	230	227,738
3.95%, 03/29/27	1,010	987,740
4.02%, 03/28/28, (1-day SOFR + 1.830%)(c)	775	756,511
4.05%, 04/09/29(b)	710	686,144
4.55%, 10/02/28	1,140	1,128,941
6.08%, 09/11/27, (1-day SOFR + 1.560%)(c)	660	673,370
JPMorgan Chase & Co.
0.77%, 08/09/25, (1-day SOFR + 0.490%)(c)	1,130	1,128,792
1.04%, 02/04/27, (3-mo. SOFR + 0.695%)(c)	1,378	1,298,503
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)(c)	2,250	2,133,018
1.47%, 09/22/27, (1-day SOFR + 0.765%)(c)	2,515	2,340,692
1.56%, 12/10/25, (1-day SOFR + 0.605%)(c)	1,750	1,725,756
1.58%, 04/22/27, (1-day SOFR + 0.885%)(c)	3,000	2,830,619
2.01%, 03/13/26, (3-mo. SOFR + 1.585%)(c)	1,917	1,877,902
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	1,120	1,012,980
2.08%, 04/22/26, (1-day SOFR + 1.850%)(c)	2,817	2,752,956
2.18%, 06/01/28, (1-day SOFR + 1.890%)(c)	1,485	1,381,814
2.30%, 10/15/25, (1-day SOFR + 1.160%)(c)	1,587	1,576,694
2.60%, 02/24/26, (1-day SOFR + 0.915%)(c)	1,275	1,255,450
2.95%, 10/01/26	1,755	1,691,293
2.95%, 02/24/28, (1-day SOFR + 1.170%)(c)	1,655	1,579,823
3.13%, 01/23/25(b)	1,814	1,795,440
3.20%, 06/15/26	1,785	1,735,699
3.30%, 04/01/26	2,465	2,408,390
3.51%, 01/23/29, (3-mo. SOFR + 1.207%)(c)	1,810	1,737,117
3.54%, 05/01/28, (3-mo. SOFR + 1.642%)(c)	2,265	2,189,952
3.63%, 12/01/27	1,295	1,255,957
3.78%, 02/01/28, (3-mo. SOFR + 1.599%)(c)	2,475	2,411,776
3.88%, 09/10/24	1,895	1,891,278
3.90%, 07/15/25	2,065	2,041,935
3.96%, 01/29/27, (3-mo. SOFR + 1.507%)(c)	1,545	1,522,739
4.01%, 04/23/29, (3-mo. SOFR + 1.382%)(c)	1,220	1,186,747
4.08%, 04/26/26, (1-day SOFR + 1.320%)(c)	2,442	2,419,765
4.13%, 12/15/26	1,200	1,182,023
4.20%, 07/23/29, (3-mo. SOFR + 1.522%)(c)	1,635	1,598,738
4.25%, 10/01/27	575	569,395
4.32%, 04/26/28, (1-day SOFR + 1.560%)(c)	2,485	2,453,261
4.85%, 07/25/28, (1-day SOFR + 1.990%)(c)	2,835	2,835,193
4.98%, 07/22/28, (1-day SOFR +0.930%)(c)	470	472,273

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
5.04%, 01/23/28, (1-day SOFR + 1.190%)(c)	$1,015	$1,015,563
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	1,525	1,551,533
5.55%, 12/15/25, (1-day SOFR + 1.070%)(c)	2,265	2,265,761
5.57%, 04/22/28, (1-day SOFR +0.930%)(c)	1,865	1,899,685
6.07%, 10/22/27, (1-day SOFR + 1.330%)(c)	1,515	1,554,046
7.63%, 10/15/26	340	360,428
8.00%, 04/29/27	755	819,862
JPMorgan Chase Bank NA, 5.11%, 12/08/26	1,390	1,401,572
KeyBank NA, 4.70%, 01/26/26	250	246,896
KeyBank NA/Cleveland OH
3.30%, 06/01/25	430	422,410
3.40%, 05/20/26	250	240,359
4.15%, 08/08/25(b)	800	790,065
5.85%, 11/15/27(b)	855	865,640
KeyCorp
2.25%, 04/06/27	585	540,628
4.10%, 04/30/28(b)	495	475,333
4.15%, 10/29/25(b)	245	241,642
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(c)	725	682,122
2.44%, 02/05/26, (1-year CMT + 1.000%)(c)	806	794,001
3.51%, 03/18/26, (1-year CMT + 1.600%)(b)(c)	765	755,766
3.57%, 11/07/28,
(3-mo. LIBOR US + 1.205%)(c)	1,350	1,292,199
3.75%, 01/11/27	935	910,782
3.75%, 03/18/28, (1-year CMT + 1.800%)(c)	730	708,079
4.38%, 03/22/28	1,230	1,209,438
4.45%, 05/08/25(b)	1,200	1,193,020
4.50%, 11/04/24	717	715,394
4.55%, 08/16/28	1,095	1,082,659
4.58%, 12/10/25	983	972,649
4.65%, 03/24/26	1,167	1,155,186
4.72%, 08/11/26, (1-year CMT + 1.750%)(c)	1,000	993,654
5.46%, 01/05/28, (1-year CMT + 1.375%)(c)	860	868,296
5.87%, 03/06/29, (1-year CMT + 1.700%)(c)	965	993,576
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)(c)	740	752,187
M&T Bank Corp., 4.55%, 08/16/28,
(1-day SOFR + 1.780%)(c)	150	146,286
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	305	301,760
3.40%, 08/17/27	60	56,857
4.65%, 01/27/26	540	534,948
4.70%, 01/27/28	1,205	1,185,356
5.40%, 11/21/25	285	286,239
Mitsubishi UFJ Financial Group Inc.
0.96%, 10/11/25, (1-year CMT + 0.450%)(c)	750	743,145
1.41%, 07/17/25	1,319	1,273,302
1.54%, 07/20/27, (1-year CMT + 0.750%)(c)	1,725	1,616,623
1.64%, 10/13/27, (1-year CMT + 0.670%)(c)	1,050	979,965
2.19%, 02/25/25	2,207	2,168,141
2.34%, 01/19/28, (1-year CMT + 0.830%)(c)	1,090	1,026,731
2.76%, 09/13/26	162	155,264
3.20%, 07/18/29	1,240	1,154,333
3.29%, 07/25/27	930	895,497
3.68%, 02/22/27(b)	365	356,396
3.74%, 03/07/29	1,035	996,209
3.78%, 03/02/25(b)	641	635,542
3.84%, 04/17/26, (1-year CMT + 1.125%)(c)	385	381,058
3.85%, 03/01/26	1,813	1,782,629
3.96%, 03/02/28	1,135	1,109,818
4.05%, 09/11/28	915	896,592

	Par
Security	(000)	Value

Banks (continued)
4.08%, 04/19/28, (1-year CMT + 1.300%)(c)	$715	$701,073
5.02%, 07/20/28, (1-year CMT + 1.950%)(c)	1,095	1,102,476
5.06%, 09/12/25, (1-year CMT + 1.550%)(c)	1,460	1,458,815
5.24%, 04/19/29, (1-year CMT + 1.700%)(c)	505	512,655
5.35%, 09/13/28, (1-year CMT + 1.900%)(c)	1,075	1,091,301
5.42%, 02/22/29, (1-year CMT + 1.380%)(c)	580	590,695
5.54%, 04/17/26, (1-year CMT + 1.500%)(c)	395	395,697
5.72%, 02/20/26, (1-year CMT + 1.080%)(b)(c)	1,360	1,362,462
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(c)	940	879,798
1.55%, 07/09/27, (1-year CMT + 0.750%)(c)	657	615,380
2.23%, 05/25/26, (3-mo. SOFR + 1.092%)(b)(c)	570	556,168
2.56%, 09/13/25, (3-mo. SOFR + 1.362%)(c)	275	273,998
2.65%, 05/22/26, (1-year CMT + 0.900%)(c)	200	195,971
2.84%, 09/13/26	610	584,257
3.17%, 09/11/27	790	753,037
3.66%, 02/28/27	225	218,763
4.02%, 03/05/28	1,075	1,051,155
5.41%, 09/13/28, (1-year CMT + 2.050%)(c)	690	700,980
5.67%, 05/27/29, (1-year CMT + 1.500%)(c)	800	820,842
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	1,000	1,030,639
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(c)	2,225	2,099,622
1.16%, 10/21/25, (1-day SOFR + 0.560%)(c)	1,145	1,133,496
1.51%, 07/20/27, (1-day SOFR + 0.858%)(c)	2,820	2,637,920
1.59%, 05/04/27, (1-day SOFR + 0.879%)(c)	3,230	3,042,860
2.19%, 04/28/26, (1-day SOFR + 1.990%)(c)	1,872	1,827,052
2.48%, 01/21/28, (1-day SOFR + 1.000%)(c)	2,160	2,038,162
2.63%, 02/18/26, (1-day SOFR + 0.940%)(c)	1,255	1,236,038
3.13%, 07/27/26(b)	2,500	2,420,816
3.59%, 07/22/28(c)	2,795	2,687,557
3.63%, 01/20/27	2,630	2,566,937
3.70%, 10/23/24	1,841	1,833,359
3.77%, 01/24/29, (3-mo. SOFR + 1.402%)(c)	2,610	2,518,864
3.88%, 01/27/26	2,585	2,544,802
3.95%, 04/23/27	1,512	1,473,905
4.00%, 07/23/25(b)	2,349	2,323,362
4.21%, 04/20/28, (1-day SOFR + 1.610%)(c)	2,515	2,471,446
4.35%, 09/08/26	2,360	2,330,130
4.68%, 07/17/26, (1-day SOFR + 1.669%)(c)	1,570	1,560,570
5.00%, 11/24/25	2,020	2,017,520
5.05%, 01/28/27, (1-day SOFR + 1.295%)(c)	745	745,932
5.12%, 02/01/29, (1-day SOFR + 1.730%)(c)	1,125	1,135,352
5.16%, 04/20/29, (1-day SOFR + 1.590%)(c)	1,580	1,593,931
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	1,500	1,530,504
5.65%, 04/13/28, (1-day SOFR +1.010%)(c)	1,705	1,738,791
6.14%, 10/16/26, (1-day SOFR + 1.770%)(c)	410	414,623
6.25%, 08/09/26	860	883,489
6.30%, 10/18/28, (1-day SOFR + 2.240%)(c)	2,195	2,287,044
Series I, 0.86%, 10/21/25,
(1-day SOFR + 0.745%)(c)	819	810,371
Morgan Stanley Bank NA
4.75%, 04/21/26	1,015	1,013,836
4.95%, 01/14/28, (1-day SOFR + 1.080%)(c)	1,275	1,272,111
4.97%, 07/14/28, (1-day SOFR +0.930%)(b)(c)	585	587,589
5.48%, 07/16/25	865	868,190
5.50%, 05/26/28, (1-day SOFR +0.865%)(c)	1,300	1,323,322
5.88%, 10/30/26	1,585	1,620,979
National Australia Bank Ltd./New York
2.50%, 07/12/26	545	523,160
3.38%, 01/14/26	590	579,286

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.50%, 06/09/25	$350	$345,623
3.91%, 06/09/27	975	959,226
4.75%, 12/10/25	540	539,760
4.79%, 01/10/29	640	647,035
4.90%, 06/13/28	995	1,007,985
4.94%, 01/12/28	870	881,397
4.97%, 01/12/26	830	832,195
5.09%, 06/11/27(b)	570	577,306
5.13%, 11/22/24	935	936,432
5.20%, 05/13/25	275	275,479
National Bank of Canada
0.75%, 08/06/24	325	324,783
5.25%, 01/17/25	250	250,658
5.60%, 07/02/27, (1-day SOFR +1.036%)(c)	300	303,096
5.60%, 12/18/28	720	742,943
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(c)	1,080	1,012,621
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)(c)	620	589,195
4.80%, 04/05/26	618	615,670
4.89%, 05/18/29,
(3-mo. LIBOR US + 1.754%)(c)	1,390	1,382,106
5.52%, 09/30/28, (1-year CMT + 2.270%)(c)	715	726,172
5.58%, 03/01/28, (1-year CMT + 1.100%)(c)	595	602,581
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)(c)	445	449,491
7.47%, 11/10/26, (1-year CMT + 2.850%)(c)	860	883,084
Northern Trust Corp.
3.15%, 05/03/29	355	334,734
3.65%, 08/03/28(b)	235	228,361
3.95%, 10/30/25	70	69,082
4.00%, 05/10/27	455	448,413
PNC Bank NA
2.95%, 02/23/25	485	479,988
3.10%, 10/25/27	760	720,730
3.25%, 06/01/25(b)	557	547,778
3.25%, 01/22/28	515	489,459
3.30%, 10/30/24	336	334,712
3.88%, 04/10/25	365	361,059
4.05%, 07/26/28	1,140	1,106,988
4.20%, 11/01/25	285	281,436
2.50%, 08/27/24	396	395,274
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	260	241,756
2.20%, 11/01/24	418	414,298
2.60%, 07/23/26(b)	525	502,199
3.15%, 05/19/27	540	518,972
3.45%, 04/23/29	1,230	1,167,153
4.76%, 01/26/27, (1-day SOFR + 1.085%)(c)	1,165	1,158,830
5.10%, 07/23/27, (1-day SOFR + 0.796%)(c)	950	952,539
5.30%, 01/21/28, (1-day SOFR + 1.342%)(c)	580	582,655
5.35%, 12/02/28, (1-day SOFR + 1.620%)(c)	815	827,525
5.58%, 06/12/29, (1-day SOFR + 1.841%)(c)	1,995	2,040,028
5.67%, 10/28/25, (1-day SOFR + 1.090%)(c)	710	710,056
5.81%, 06/12/26, (1-day SOFR + 1.322%)(b)(c)	587	589,407
6.62%, 10/20/27, (1-day SOFR + 1.730%)(c)	690	715,240
Regions Financial Corp.
1.80%, 08/12/28	360	317,613
2.25%, 05/18/25	4	3,897
Royal Bank of Canada
0.75%, 10/07/24	785	779,549
0.88%, 01/20/26	959	906,248
1.15%, 06/10/25	1,121	1,085,060

	Par
Security	(000)	Value

Banks (continued)
1.15%, 07/14/26	$752	$701,511
1.20%, 04/27/26	1,362	1,280,584
1.40%, 11/02/26	695	646,071
1.60%, 01/21/25(b)	735	722,250
2.05%, 01/21/27	349	328,776
2.25%, 11/01/24	1,179	1,172,134
3.38%, 04/14/25	1,115	1,101,530
3.63%, 05/04/27	925	899,850
4.24%, 08/03/27	1,070	1,056,832
4.65%, 01/27/26	1,164	1,156,328
4.88%, 01/12/26	775	774,896
4.88%, 01/19/27	640	640,046
4.90%, 01/12/28	665	670,045
4.95%, 04/25/25	1,120	1,117,873
4.95%, 02/01/29	520	526,553
5.07%, 07/23/27, (1-day SOFR + 0.790%)(c)	850	852,834
5.20%, 07/20/26	765	772,188
5.20%, 08/01/28	1,075	1,099,542
5.66%, 10/25/24	655	655,045
6.00%, 11/01/27	1,125	1,169,049
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(c)	575	535,585
3.24%, 10/05/26	490	469,644
3.45%, 06/02/25	643	632,281
4.40%, 07/13/27	715	700,452
4.50%, 07/17/25(b)	696	689,365
5.81%, 09/09/26, (1-day SOFR + 2.328%)(b)(c)	45	45,281
6.12%, 05/31/27, (1-day SOFR +1.232%)(c)	265	268,289
6.50%, 03/09/29, (1-day SOFR + 2.356%)(c)	770	795,679
6.57%, 06/12/29, (1-day SOFR + 2.700%)(c)	270	280,569
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(c)	392	376,236
1.67%, 06/14/27, (1-day SOFR + 0.989%)(c)	530	496,056
2.47%, 01/11/28, (1-day SOFR + 1.220%)(c)	870	813,821
3.82%, 11/03/28,
(3-mo. LIBOR US + 1.400%)(c)	830	795,602
6.53%, 01/10/29, (1-day SOFR + 2.600%)(c)	915	951,535
6.83%, 11/21/26, (1-day SOFR + 2.749%)(c)	830	844,883
State Street Corp.
3.30%, 12/16/24	498	494,431
3.55%, 08/18/25	246	242,712
4.99%, 03/18/27	685	691,659
5.27%, 08/03/26	820	828,089
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	40	39,461
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	804	759,469
1.40%, 09/17/26	1,560	1,451,116
1.47%, 07/08/25(b)	2,130	2,059,225
1.90%, 09/17/28	1,790	1,597,035
2.17%, 01/14/27	325	305,238
2.35%, 01/15/25	664	655,350
2.45%, 09/27/24	675	672,791
2.47%, 01/14/29	200	181,960
2.63%, 07/14/26	1,790	1,714,258
3.01%, 10/19/26	1,135	1,091,229
3.04%, 07/16/29	1,440	1,327,605
3.35%, 10/18/27	495	474,070
3.36%, 07/12/27(b)	1,410	1,358,726
3.45%, 01/11/27	980	949,254
3.54%, 01/17/28	805	773,013
3.78%, 03/09/26(b)	1,285	1,261,315

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.94%, 07/19/28(b)	$490	$476,322
4.31%, 10/16/28(b)	515	508,560
5.32%, 07/09/29(b)	625	638,261
5.46%, 01/13/26	1,210	1,218,076
5.52%, 01/13/28	1,660	1,699,624
5.72%, 09/14/28	1,075	1,112,246
5.80%, 07/13/28	570	590,909
5.88%, 07/13/26	675	687,326
Synchrony Bank
5.40%, 08/22/25	470	468,910
5.63%, 08/23/27	390	391,151
Toronto-Dominion Bank (The)
0.70%, 09/10/24	720	716,285
0.75%, 09/11/25	805	768,964
0.75%, 01/06/26	979	924,915
1.15%, 06/12/25	986	953,544
1.20%, 06/03/26	965	904,915
1.25%, 12/13/24	335	331,109
1.25%, 09/10/26	1,070	994,503
1.45%, 01/10/25	555	547,421
1.95%, 01/12/27(b)	480	451,611
2.80%, 03/10/27	870	829,044
3.77%, 06/06/25	1,255	1,241,301
4.11%, 06/08/27	1,315	1,293,109
4.29%, 09/13/24	1,040	1,038,217
4.69%, 09/15/27	1,315	1,313,739
4.98%, 04/05/27(b)	610	614,407
4.99%, 04/05/29	655	663,172
5.10%, 01/09/26	580	581,894
5.16%, 01/10/28	1,065	1,079,988
5.26%, 12/11/26	300	303,406
5.52%, 07/17/28	1,115	1,147,329
5.53%, 07/17/26	1,185	1,199,415
Truist Bank
1.50%, 03/10/25	1,150	1,123,445
2.15%, 12/06/24	1,082	1,070,332
3.30%, 05/15/26	450	435,265
3.63%, 09/16/25	1,035	1,019,328
3.80%, 10/30/26	490	476,767
4.05%, 11/03/25	448	443,197
Truist Financial Corp.
1.13%, 08/03/27	515	461,577
1.20%, 08/05/25	636	610,727
1.27%, 03/02/27, (1-day SOFR + 0.609%)(c)	973	914,841
1.89%, 06/07/29, (1-day SOFR + 0.862%)(c)	600	536,074
2.50%, 08/01/24	903	903,000
2.85%, 10/26/24	831	827,141
3.70%, 06/05/25	882	869,663
3.88%, 03/19/29(b)	450	428,819
4.00%, 05/01/25	817	808,356
4.12%, 06/06/28, (1-day SOFR + 1.368%)(c)	605	590,814
4.26%, 07/28/26, (1-day SOFR + 1.456%)(b)(c)	1,245	1,231,066
4.87%, 01/26/29, (1-day SOFR + 1.435%)(c)	1,175	1,170,486
5.90%, 10/28/26, (1-day SOFR + 1.626%)(c)	625	629,965
6.05%, 06/08/27, (1-day SOFR + 2.050%)(c)	760	772,339
U.S. Bancorp
1.45%, 05/12/25(b)	945	918,009
2.22%, 01/27/28, (1-day SOFR + 0.730%)(c)	785	734,156
3.00%, 07/30/29	780	715,074
3.10%, 04/27/26(b)	565	547,433
3.60%, 09/11/24(b)	666	664,430

	Par
Security	(000)	Value

Banks (continued)
3.90%, 04/26/28	$780	$760,625
3.95%, 11/17/25	380	375,194
4.55%, 07/22/28, (1-day SOFR + 1.660%)(c)	1,470	1,454,965
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)(c)	1,200	1,191,514
5.73%, 10/21/26, (1-day SOFR + 1.430%)(c)	975	980,939
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	1,380	1,421,081
6.79%, 10/26/27, (1-day SOFR + 1.880%)(c)	560	580,178
Series V, 2.38%, 07/22/26	809	773,502
Series X, 3.15%, 04/27/27	895	861,067
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25(b)	666	656,384
2.80%, 01/27/25	653	644,961
UBS AG/London
1.25%, 06/01/26	690	647,133
5.65%, 09/11/28	1,325	1,371,186
5.80%, 09/11/25	555	559,543
UBS AG/Stamford CT
1.25%, 08/07/26	670	622,988
2.95%, 04/09/25	861	850,619
3.63%, 09/09/24	2,083	2,078,256
3.70%, 02/21/25	1,530	1,515,973
4.75%, 08/09/24	805	804,602
5.00%, 07/09/27	716	719,410
7.50%, 02/15/28	2,123	2,302,281
7.95%, 01/09/25	1,015	1,025,874
UBS Group AG
3.75%, 03/26/25	1,459	1,443,815
4.55%, 04/17/26(b)	1,140	1,129,781
Wells Fargo & Co.
2.16%, 02/11/26, (3-mo. SOFR + 1.012%)(b)(c)	2,226	2,187,637
2.19%, 04/30/26, (1-day SOFR + 2.000%)(b)(c)	2,273	2,219,077
2.39%, 06/02/28, (1-day SOFR + 2.100%)(c)	3,095	2,888,788
2.41%, 10/30/25, (3-mo. SOFR + 1.087%)(c)	1,944	1,928,578
3.00%, 02/19/25	2,156	2,130,354
3.00%, 04/22/26	1,333	1,292,064
3.00%, 10/23/26	3,295	3,170,770
3.20%, 06/17/27, (3-mo. SOFR + 1.432%)(c)	2,575	2,491,600
3.30%, 09/09/24(b)	1,331	1,328,047
3.53%, 03/24/28, (1-day SOFR + 1.510%)(c)	3,320	3,204,674
3.55%, 09/29/25	2,350	2,312,136
3.58%, 05/22/28, (3-mo. SOFR + 1.572%)(c)	2,945	2,839,458
3.91%, 04/25/26, (1-day SOFR + 1.320%)(c)	2,070	2,047,548
4.10%, 06/03/26	2,567	2,524,687
4.15%, 01/24/29	2,000	1,957,262
4.30%, 07/22/27	2,205	2,174,509
4.54%, 08/15/26, (1-day SOFR + 1.560%)(c)	1,865	1,851,599
4.81%, 07/25/28, (1-day SOFR + 1.980%)(c)	2,875	2,866,739
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	2,735	2,799,754
5.71%, 04/22/28, (1-day SOFR +1.070%)(c)	1,815	1,848,715
Wells Fargo Bank NA
4.81%, 01/15/26	1,025	1,025,657
5.25%, 12/11/26	1,735	1,753,661
5.45%, 08/07/26	2,615	2,650,248
5.55%, 08/01/25	1,580	1,588,477
Westpac Banking Corp.
1.02%, 11/18/24	630	623,568
1.15%, 06/03/26	940	882,327
1.95%, 11/20/28	1,115	1,002,934
2.35%, 02/19/25(b)	671	660,958
2.70%, 08/19/26	530	510,037
2.85%, 05/13/26	815	789,560

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.35%, 03/08/27	$535	$519,672
3.40%, 01/25/28	715	688,454
3.74%, 08/26/25	400	395,276
4.04%, 08/26/27	725	716,078
5.05%, 04/16/29	775	791,852
5.20%, 04/16/26	830	836,996
5.35%, 10/18/24	685	684,834
5.46%, 11/18/27	900	925,493
5.51%, 11/17/25	615	621,178
5.54%, 11/17/28	1,055	1,095,483
		709,011,778
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26	15	14,770
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	2,135	2,104,564
4.75%, 01/23/29	3,135	3,168,157
Coca-Cola Co. (The)
1.00%, 03/15/28	1,090	972,907
1.45%, 06/01/27(b)	1,250	1,154,095
1.50%, 03/05/28(b)	650	590,182
1.75%, 09/06/24	1,026	1,022,067
2.90%, 05/25/27	430	413,228
3.38%, 03/25/27	840	820,442
Coca-Cola Consolidated Inc., 5.25%, 06/01/29.	500	511,236
Constellation Brands Inc.
3.50%, 05/09/27	450	434,616
3.60%, 02/15/28	690	663,247
3.70%, 12/06/26	604	590,580
4.35%, 05/09/27	555	548,377
4.40%, 11/15/25	479	475,333
4.65%, 11/15/28	225	224,102
5.00%, 02/02/26	485	485,147
Diageo Capital PLC
1.38%, 09/29/25	620	595,467
2.13%, 10/24/24	602	597,386
5.20%, 10/24/25	490	491,946
5.30%, 10/24/27	720	735,294
Keurig Dr Pepper Inc.
3.40%, 11/15/25	457	448,509
3.95%, 04/15/29	765	741,026
4.42%, 05/25/25(b)	477	474,116
4.60%, 05/25/28	975	970,378
5.05%, 03/15/29	565	574,197
5.10%, 03/15/27(b)	330	333,616
Molson Coors Beverage Co., 3.00%, 07/15/26	1,710	1,653,287
PepsiCo Inc.
2.25%, 03/19/25	694	681,863
2.38%, 10/06/26	630	602,714
2.63%, 03/19/27	545	520,769
2.63%, 07/29/29(b)	740	683,829
2.75%, 04/30/25	381	374,531
2.85%, 02/24/26	710	693,706
3.00%, 10/15/27	140	134,391
3.50%, 07/17/25	583	575,778
3.60%, 02/18/28	690	673,210
4.45%, 05/15/28	585	589,202
4.50%, 07/17/29(b)	500	504,429
4.55%, 02/13/26	510	509,797
5.13%, 11/10/26	676	685,116
5.25%, 11/10/25	780	786,288

	Par
Security	(000)	Value

Beverages (continued)
7.00%, 03/01/29(b)	$390	$432,597
Pepsico Singapore Financing I Pte Ltd., 4.65%,
02/16/27	440	441,175
		30,697,667
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	1,025	913,363
1.90%, 02/21/25	581	572,175
2.20%, 02/21/27	1,552	1,458,388
2.60%, 08/19/26	1,120	1,073,271
3.00%, 02/22/29	15	14,028
3.13%, 05/01/25	923	911,996
3.20%, 11/02/27	220	210,267
5.15%, 03/02/28	3,662	3,717,292
5.25%, 03/02/25	850	849,452
5.51%, 03/02/26	1,405	1,404,902
Baxalta Inc., 4.00%, 06/23/25	743	737,801
Biogen Inc., 4.05%, 09/15/25	1,495	1,477,615
Gilead Sciences Inc.
1.20%, 10/01/27	600	540,852
2.95%, 03/01/27	1,130	1,086,358
3.50%, 02/01/25(b)	1,472	1,459,017
3.65%, 03/01/26	2,288	2,246,095
Illumina Inc.
5.75%, 12/13/27	455	465,713
5.80%, 12/12/25	430	432,728
Royalty Pharma PLC
1.20%, 09/02/25	982	940,102
1.75%, 09/02/27	940	857,134
5.15%, 09/02/29	400	403,045
		21,771,594
Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	1,146	1,127,481
2.49%, 02/15/27	620	588,419
CRH SMW Finance DAC, 5.20%, 05/21/29	525	533,356
Fortune Brands Innovations Inc., 4.00%, 06/15/25	620	612,949
Johnson Controls International PLC/Tyco Fire &
Security Finance SCA, 5.50%, 04/19/29	510	525,992
Martin Marietta Materials Inc., 3.50%, 12/15/27	250	241,309
Masco Corp., 1.50%, 02/15/28	407	362,228
Mohawk Industries Inc., 5.85%, 09/18/28	475	492,663
Trane Technologies Financing Ltd.
3.55%, 11/01/24	569	565,543
3.80%, 03/21/29	400	386,158
Trane Technologies Global Holding Co. Ltd.,
3.75%, 08/21/28	455	439,657
		5,875,755
Chemicals — 1.0%
Air Products and Chemicals Inc.
1.50%, 10/15/25	621	597,231
1.85%, 05/15/27	610	567,790
4.60%, 02/08/29(b)	860	865,316
Albemarle Corp., 4.65%, 06/01/27	765	759,521
Celanese U.S. Holdings LLC
6.05%, 03/15/25	1,036	1,039,126
6.17%, 07/15/27	1,695	1,741,821
6.33%, 07/15/29	520	544,354
6.35%, 11/15/28	730	762,608
Dow Chemical Co. (The), 4.80%, 11/30/28	120	120,748

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
DuPont de Nemours Inc.
4.49%, 11/15/25	$1,685	$1,671,163
4.73%, 11/15/28	1,605	1,620,210
Eastman Chemical Co.
3.80%, 03/15/25	786	778,179
4.50%, 12/01/28(b)	415	409,261
5.00%, 08/01/29	160	160,235
Ecolab Inc.
1.65%, 02/01/27	600	559,347
2.70%, 11/01/26	570	546,707
3.25%, 12/01/27	75	71,983
5.25%, 01/15/28(b)	730	747,439
EIDP Inc.
1.70%, 07/15/25(b)	603	583,538
4.50%, 05/15/26(b)	30	29,886
FMC Corp.
3.20%, 10/01/26	230	220,964
5.15%, 05/18/26(b)	610	610,898
Linde Inc./CT
3.20%, 01/30/26	713	697,259
4.70%, 12/05/25	585	584,409
LYB International Finance II BV, 3.50%, 03/02/27	225	217,276
Mosaic Co. (The), 4.05%, 11/15/27	135	131,445
Nutrien Ltd.
4.20%, 04/01/29	585	571,510
4.90%, 03/27/28	625	626,907
5.90%, 11/07/24	250	250,239
5.95%, 11/07/25	185	186,972
PPG Industries Inc.
1.20%, 03/15/26	737	694,148
3.75%, 03/15/28	115	111,675
Rohm & Haas Co., 7.85%, 07/15/29	425	475,553
Sherwin-Williams Co. (The)
3.45%, 06/01/27	1,405	1,357,049
4.05%, 08/08/24	455	454,773
Westlake Corp., 3.60%, 08/15/26	790	770,021
		22,137,561
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.70%, 05/15/28	810	736,303
3.38%, 09/15/25	896	882,346
Block Financial LLC, 2.50%, 07/15/28	355	323,266
Cintas Corp. No. 2, 3.70%, 04/01/27	340	332,624
Equifax Inc.
2.60%, 12/01/24(b)	640	633,474
5.10%, 12/15/27	595	600,266
5.10%, 06/01/28(b)	565	571,619
Global Payments Inc.
1.20%, 03/01/26	921	867,471
1.50%, 11/15/24	365	360,513
2.15%, 01/15/27	580	544,384
2.65%, 02/15/25	482	474,820
4.80%, 04/01/26	676	672,971
4.95%, 08/15/27	415	415,569
GXO Logistics Inc., 6.25%, 05/06/29	415	429,835
Moody’s Corp.
3.25%, 01/15/28(b)	400	383,767
3.75%, 03/24/25	642	635,544
PayPal Holdings Inc.
1.65%, 06/01/25(b)	886	861,092
2.40%, 10/01/24	835	830,681

	Par
Security	(000)	Value

Commercial Services (continued)
2.65%, 10/01/26	$985	$943,710
3.90%, 06/01/27	500	490,402
Quanta Services Inc., 0.95%, 10/01/24	240	238,279
RELX Capital Inc., 4.00%, 03/18/29	600	586,233
S&P Global Inc.
2.45%, 03/01/27	1,030	977,555
2.70%, 03/01/29	800	740,006
2.95%, 01/22/27	435	418,093
4.25%, 05/01/29	710	701,018
4.75%, 08/01/28(b)	550	553,681
Verisk Analytics Inc.
4.00%, 06/15/25	148	146,425
4.13%, 03/15/29	410	402,126
Yale University, Series 2020, 0.87%, 04/15/25	531	516,244
		17,270,317
Computers — 2.4%
Apple Inc.
0.55%, 08/20/25	1,053	1,008,677
0.70%, 02/08/26	1,865	1,761,425
1.13%, 05/11/25	1,402	1,361,397
1.40%, 08/05/28	1,775	1,589,992
1.80%, 09/11/24	542	539,850
2.05%, 09/11/26	1,670	1,589,303
2.45%, 08/04/26	1,870	1,796,341
2.50%, 02/09/25	855	843,823
2.75%, 01/13/25(b)	778	769,684
2.90%, 09/12/27(b)	1,390	1,332,983
3.00%, 06/20/27	885	853,974
3.00%, 11/13/27	840	806,349
3.20%, 05/13/25(b)	1,295	1,277,201
3.20%, 05/11/27	1,805	1,750,373
3.25%, 02/23/26	1,520	1,489,921
3.35%, 02/09/27	1,925	1,879,018
4.00%, 05/10/28	1,400	1,389,615
Dell International LLC/EMC Corp.
4.90%, 10/01/26	1,400	1,399,977
5.25%, 02/01/28	820	834,494
5.85%, 07/15/25	885	888,747
6.02%, 06/15/26	2,041	2,074,722
6.10%, 07/15/27	435	451,602
DXC Technology Co.
1.80%, 09/15/26	600	559,012
2.38%, 09/15/28(b)	490	434,908
Fortinet Inc., 1.00%, 03/15/26	533	500,440
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	665	631,017
4.90%, 10/15/25	2,000	1,994,957
5.25%, 07/01/28(b)	450	459,449
5.90%, 10/01/24	1,225	1,225,283
HP Inc.
1.45%, 06/17/26	537	504,683
2.20%, 06/17/25	1,056	1,027,806
3.00%, 06/17/27	815	777,239
4.00%, 04/15/29	620	600,252
4.75%, 01/15/28	730	733,687
IBM International Capital Pte Ltd.
4.60%, 02/05/27	545	545,274
4.60%, 02/05/29	490	490,069
4.70%, 02/05/26	600	599,722
International Business Machines Corp.
1.70%, 05/15/27	960	888,688

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Computers (continued)
2.20%, 02/09/27	$575	$542,330
3.30%, 05/15/26	2,435	2,378,107
3.30%, 01/27/27	442	429,097
3.45%, 02/19/26	1,099	1,077,168
3.50%, 05/15/29	2,540	2,417,297
4.00%, 07/27/25(b)	845	836,745
4.15%, 07/27/27	620	612,889
4.50%, 02/06/26	730	727,488
4.50%, 02/06/28	800	801,127
7.00%, 10/30/25	425	435,838
Kyndryl Holdings Inc.
2.05%, 10/15/26	550	513,860
2.70%, 10/15/28	165	149,999
Leidos Inc., 3.63%, 05/15/25	495	487,850
NetApp Inc.
1.88%, 06/22/25(b)	726	703,820
2.38%, 06/22/27(b)	475	444,977
Western Digital Corp., 2.85%, 02/01/29.	300	265,071
		52,485,617
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co.
3.10%, 08/15/25	340	333,639
3.10%, 08/15/27	455	438,449
4.60%, 03/01/28	457	462,908
4.80%, 03/02/26	472	474,010
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24(b)	541	536,480
3.15%, 03/15/27	230	221,883
4.38%, 05/15/28	610	606,039
Haleon U.K. Capital PLC, 3.13%, 03/24/25	1,220	1,205,747
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,675	1,618,671
3.38%, 03/24/29	630	595,940
Kenvue Inc.
5.05%, 03/22/28	940	957,871
5.35%, 03/22/26	695	702,072
5.50%, 03/22/25(b)	720	721,209
Procter & Gamble Co. (The)
0.55%, 10/29/25	862	820,229
1.00%, 04/23/26	787	743,674
1.90%, 02/01/27	620	584,366
2.45%, 11/03/26(b)	695	665,937
2.70%, 02/02/26	555	540,258
2.80%, 03/25/27	590	568,099
2.85%, 08/11/27	505	483,743
3.95%, 01/26/28	580	575,018
4.10%, 01/26/26	585	581,702
4.35%, 01/29/29(b)	450	454,024
Unilever Capital Corp.
0.63%, 08/12/24	330	329,610
2.00%, 07/28/26	220	209,305
2.90%, 05/05/27	943	905,711
3.10%, 07/30/25(b)	550	541,125
3.50%, 03/22/28	1,080	1,046,024
4.88%, 09/08/28(b)	535	543,707
		18,467,450
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	595	608,833
WW Grainger Inc., 1.85%, 02/15/25	636	623,803
		1,232,636

	Par
Security	(000)	Value

Diversified Financial Services — 4.3%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.65%, 10/29/24	$328	$324,787
1.75%, 01/30/26(b)	960	913,163
2.45%, 10/29/26	3,210	3,030,552
3.00%, 10/29/28(b)	3,000	2,774,871
3.50%, 01/15/25	829	821,743
3.65%, 07/21/27	805	775,048
3.88%, 01/23/28	555	535,486
4.45%, 10/01/25	470	465,859
4.45%, 04/03/26	555	549,125
4.63%, 10/15/27	495	489,107
5.10%, 01/19/29	575	577,848
5.75%, 06/06/28(b)	865	887,359
6.10%, 01/15/27	515	527,560
6.45%, 04/15/27	1,667	1,725,588
6.50%, 07/15/25(b)	1,127	1,137,152
Series 3NC1, 1.75%, 10/29/24	30	29,709
Air Lease Corp.
0.80%, 08/18/24	470	468,886
1.88%, 08/15/26	1,012	950,570
2.10%, 09/01/28	480	429,397
2.20%, 01/15/27	635	595,497
2.30%, 02/01/25(b)	584	574,268
2.88%, 01/15/26(b)	1,345	1,301,092
3.25%, 03/01/25	695	685,371
3.38%, 07/01/25(b)	873	856,766
3.63%, 04/01/27	348	337,029
3.63%, 12/01/27	110	105,440
3.75%, 06/01/26	660	644,270
4.25%, 09/15/24	347	346,699
4.63%, 10/01/28	155	152,988
5.10%, 03/01/29(b)	425	428,174
5.30%, 06/25/26	275	276,667
5.30%, 02/01/28(b)	458	463,350
5.85%, 12/15/27	820	841,471
Aircastle Ltd., 4.25%, 06/15/26	640	628,087
Ally Financial Inc.
2.20%, 11/02/28	585	518,385
4.63%, 03/30/25	156	155,013
4.75%, 06/09/27(b)	530	522,981
5.13%, 09/30/24(b)	325	324,648
5.80%, 05/01/25	326	326,419
7.10%, 11/15/27(b)	465	490,568
American Express Co.
1.65%, 11/04/26	907	846,614
2.25%, 03/04/25(b)	1,080	1,065,152
2.55%, 03/04/27	1,420	1,346,217
3.00%, 10/30/24	840	834,892
3.13%, 05/20/26	480	466,335
3.30%, 05/03/27	1,490	1,436,700
3.63%, 12/05/24	500	496,786
3.95%, 08/01/25	1,585	1,567,231
4.05%, 05/03/29(b)	800	786,822
4.20%, 11/06/25	430	426,564
4.90%, 02/13/26	825	827,328
5.04%, 07/26/28, (1-day SOFR + 0.930%)(c)	450	452,820
5.85%, 11/05/27	1,240	1,284,962
Ameriprise Financial Inc.
2.88%, 09/15/26	365	351,520
3.00%, 04/02/25(b)	502	494,678

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.70%, 10/15/24	$373	$371,506
5.70%, 12/15/28	410	425,824
Ares Management Corp., 6.38%, 11/10/28(b)	370	390,844
Brookfield Finance Inc.
3.90%, 01/25/28	1,055	1,023,382
4.25%, 06/02/26	355	350,600
4.85%, 03/29/29	730	731,824
Capital One Financial Corp.
3.20%, 02/05/25	563	556,576
3.30%, 10/30/24	1,029	1,023,121
3.65%, 05/11/27	720	696,467
3.75%, 07/28/26	531	517,618
3.75%, 03/09/27	950	921,799
3.80%, 01/31/28	1,185	1,143,310
4.20%, 10/29/25	993	978,733
4.25%, 04/30/25(b)	431	429,331
Cboe Global Markets Inc., 3.65%, 01/12/27	635	620,887
Charles Schwab Corp. (The)
0.90%, 03/11/26	1,160	1,086,769
1.15%, 05/13/26(b)	954	892,072
2.00%, 03/20/28	1,140	1,040,129
2.45%, 03/03/27	1,500	1,415,784
3.20%, 03/02/27	555	533,449
3.20%, 01/25/28	695	661,077
3.25%, 05/22/29	515	483,238
3.30%, 04/01/27	385	370,775
3.85%, 05/21/25	636	629,012
4.00%, 02/01/29	25	24,367
4.20%, 03/24/25(b)	553	549,259
5.88%, 08/24/26	500	509,934
CME Group Inc.
3.00%, 03/15/25(b)	726	719,793
3.75%, 06/15/28	605	592,366
Discover Financial Services
3.75%, 03/04/25	20	19,798
3.95%, 11/06/24	385	383,013
4.10%, 02/09/27	375	366,159
4.50%, 01/30/26	55	54,430
Enact Holdings Inc., 6.25%, 05/28/29.	575	584,621
Intercontinental Exchange Inc.
3.10%, 09/15/27	130	124,077
3.63%, 09/01/28(a)(b)	630	603,227
3.65%, 05/23/25	1,130	1,115,455
3.75%, 12/01/25	1,050	1,034,772
3.75%, 09/21/28	395	381,484
4.00%, 09/15/27	1,630	1,598,935
4.35%, 06/15/29	940	925,011
Jefferies Financial Group Inc.
4.85%, 01/15/27	715	712,900
5.88%, 07/21/28	850	873,757
Lazard Group LLC
4.38%, 03/11/29	350	340,593
4.50%, 09/19/28(b)	395	387,346
LPL Holdings Inc.
5.70%, 05/20/27	135	136,298
6.75%, 11/17/28	540	569,390
Mastercard Inc.
2.00%, 03/03/25(b)	257	253,263
2.95%, 11/21/26	660	637,844
2.95%, 06/01/29	840	788,819
3.30%, 03/26/27	885	860,657

	Par
Security	(000)	Value

Diversified Financial Services (continued)
3.50%, 02/26/28	$65	$63,238
4.88%, 03/09/28	630	641,480
Nasdaq Inc.
3.85%, 06/30/26	348	342,619
5.35%, 06/28/28	960	983,891
5.65%, 06/28/25	335	336,165
Nomura Holdings Inc.
1.65%, 07/14/26	1,003	937,756
1.85%, 07/16/25	1,480	1,431,477
2.17%, 07/14/28	870	781,109
2.33%, 01/22/27	1,010	946,370
2.65%, 01/16/25	1,232	1,216,228
2.71%, 01/22/29	220	199,379
5.10%, 07/03/25	100	99,699
5.39%, 07/06/27	395	399,922
5.59%, 07/02/27	415	421,390
5.61%, 07/06/29	430	439,701
5.71%, 01/09/26	350	352,206
5.84%, 01/18/28	525	538,578
6.07%, 07/12/28(b)	740	768,399
ORIX Corp.
3.25%, 12/04/24	720	714,862
3.70%, 07/18/27	70	67,745
5.00%, 09/13/27	635	639,229
Synchrony Financial
3.95%, 12/01/27	770	731,803
4.25%, 08/15/24	885	884,356
4.50%, 07/23/25(b)	575	568,396
4.88%, 06/13/25(b)	480	476,219
5.15%, 03/19/29	500	490,314
Visa Inc.
0.75%, 08/15/27(b)	180	162,071
1.90%, 04/15/27(b)	1,550	1,450,853
2.75%, 09/15/27	425	405,440
3.15%, 12/14/25	1,555	1,523,627
Western Union Co. (The)
1.35%, 03/15/26	532	501,044
2.85%, 01/10/25	475	470,804
		93,101,679
Electric — 4.4%
AEP Texas Inc.
3.95%, 06/01/28(b)	335	323,682
5.45%, 05/15/29	375	383,227
AES Corp. (The)
1.38%, 01/15/26	932	882,870
5.45%, 06/01/28	920	928,855
Alabama Power Co., 3.75%, 09/01/27	415	405,603
Ameren Corp.
1.95%, 03/15/27	405	376,778
5.00%, 01/15/29	450	453,384
5.70%, 12/01/26	500	508,329
American Electric Power Co. Inc.
5.20%, 01/15/29	685	694,288
5.75%, 11/01/27	365	375,415
Series J, 4.30%, 12/01/28	500	488,618
Avangrid Inc.
3.15%, 12/01/24	413	410,779
3.20%, 04/15/25(b)	814	801,147
3.80%, 06/01/29	445	423,674
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	175	166,826

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.05%, 04/15/25(b)	$1,203	$1,193,194
CenterPoint Energy Houston Electric LLC, 5.20%,
10/01/28	305	311,429
CenterPoint Energy Inc.
1.45%, 06/01/26	480	450,295
2.50%, 09/01/24	650	648,756
5.40%, 06/01/29	570	581,379
Commonwealth Edison Co.
2.55%, 06/15/26	405	389,475
3.70%, 08/15/28	365	353,239
Connecticut Light & Power Co. (The), Series A,
3.20%, 03/15/27	340	327,993
Consolidated Edison Co. of New York Inc.,
Series D, 4.00%, 12/01/28	300	294,073
Constellation Energy Generation LLC
3.25%, 06/01/25	962	945,230
5.60%, 03/01/28	550	565,401
Consumers Energy Co.
4.60%, 05/30/29	500	501,176
4.90%, 02/15/29	300	304,249
Dominion Energy Inc.
3.07%, 08/15/24(d)	708	707,102
3.90%, 10/01/25	700	690,763
4.25%, 06/01/28	370	363,290
Series A, 1.45%, 04/15/26	535	504,650
DTE Electric Co.
4.85%, 12/01/26(b)	135	136,046
Series A, 1.90%, 04/01/28	470	428,439
DTE Energy Co.
2.85%, 10/01/26	490	469,721
4.22%, 11/01/24(d)	1,140	1,135,471
4.88%, 06/01/28	550	550,969
4.95%, 07/01/27	575	577,239
5.10%, 03/01/29	930	939,095
Series C, 2.53%, 10/01/24(d)	668	665,365
Series F, 1.05%, 06/01/25	833	804,154
Duke Energy Carolinas LLC, 3.95%, 11/15/28	570	558,235
Duke Energy Corp.
0.90%, 09/15/25	590	563,804
2.65%, 09/01/26(b)	1,195	1,143,344
3.15%, 08/15/27	687	656,367
3.40%, 06/15/29	335	315,355
4.30%, 03/15/28	740	729,161
4.85%, 01/05/27	280	280,110
4.85%, 01/05/29	495	496,858
5.00%, 12/08/25	475	475,604
5.00%, 12/08/27(b)	505	509,764
Duke Energy Florida LLC
3.20%, 01/15/27(b)	280	270,970
3.80%, 07/15/28	435	423,381
Duke Energy Progress LLC
3.25%, 08/15/25	506	498,735
3.45%, 03/15/29	370	352,885
3.70%, 09/01/28	190	183,933
Edison International
3.55%, 11/15/24	611	606,459
4.13%, 03/15/28	555	538,980
5.25%, 11/15/28	290	292,466
5.45%, 06/15/29	375	381,693
5.75%, 06/15/27	525	534,928
Emera U.S. Finance LP, 3.55%, 06/15/26	645	623,746

	Par
Security	(000)	Value

Electric (continued)
Entergy Arkansas LLC, 3.50%, 04/01/26	$475	$465,284
Entergy Corp.
0.90%, 09/15/25	907	866,403
1.90%, 06/15/28	450	404,746
2.95%, 09/01/26	648	623,070
Evergy Inc., 2.45%, 09/15/24.	866	862,476
Eversource Energy
2.90%, 03/01/27	645	614,633
4.60%, 07/01/27	590	585,723
5.45%, 03/01/28(b)	1,080	1,098,646
5.95%, 02/01/29	630	655,035
Series O, 4.25%, 04/01/29	320	311,077
Exelon Corp.
2.75%, 03/15/27	530	504,191
3.40%, 04/15/26	605	590,973
3.95%, 06/15/25(b)	861	851,180
5.15%, 03/15/28	775	784,512
5.15%, 03/15/29	450	457,520
FirstEnergy Corp., Series B, 3.90%, 07/15/27	1,060	1,030,044
Florida Power & Light Co.
2.85%, 04/01/25	638	629,477
3.13%, 12/01/25	630	616,622
4.40%, 05/15/28	625	621,961
4.45%, 05/15/26(b)	552	549,557
5.05%, 04/01/28	630	640,429
5.15%, 06/15/29	585	599,912
Fortis Inc./Canada, 3.06%, 10/04/26	490	470,456
Georgia Power Co.
4.65%, 05/16/28	580	580,727
5.00%, 02/23/27	125	125,534
Interstate Power & Light Co.
3.25%, 12/01/24	352	349,371
4.10%, 09/26/28	235	229,161
ITC Holdings Corp., 3.35%, 11/15/27(b)	340	324,996
MidAmerican Energy Co.
3.50%, 10/15/24	490	487,955
3.65%, 04/15/29	640	616,770
National Grid PLC, 5.60%, 06/12/28	490	502,358
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	605	564,670
1.88%, 02/07/25(b)	635	623,643
4.45%, 03/13/26	310	308,191
4.80%, 02/05/27(b)	415	415,844
4.80%, 03/15/28	425	427,313
4.85%, 02/07/29	350	354,372
5.45%, 10/30/25(b)	542	545,576
Nevada Power Co., Series CC, 3.70%, 05/01/29	385	369,645
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	845	788,406
1.90%, 06/15/28	1,730	1,558,516
3.50%, 04/01/29	300	283,958
3.55%, 05/01/27	730	707,105
4.26%, 09/01/24	595	594,036
4.45%, 06/20/25	910	903,652
4.63%, 07/15/27	1,265	1,263,448
4.90%, 02/28/28	980	985,021
4.90%, 03/15/29	725	730,155
4.95%, 01/29/26	725	725,596
5.75%, 09/01/25	280	281,905
NSTAR Electric Co., 3.20%, 05/15/27	225	216,518

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	$445	$429,584
4.30%, 05/15/28	450	445,014
Pacific Gas and Electric Co.
2.10%, 08/01/27	585	537,250
2.95%, 03/01/26	559	539,136
3.00%, 06/15/28	625	583,095
3.15%, 01/01/26	1,717	1,668,504
3.30%, 12/01/27	985	931,554
3.45%, 07/01/25	400	392,867
3.50%, 06/15/25	710	697,993
3.75%, 07/01/28	715	682,437
5.55%, 05/15/29	650	664,273
6.10%, 01/15/29	620	644,885
PacifiCorp, 5.10%, 02/15/29	375	380,050
Pinnacle West Capital Corp., 1.30%, 06/15/25(b)	651	627,906
PPL Capital Funding Inc., 3.10%, 05/15/26	625	605,668
Public Service Enterprise Group Inc.
0.80%, 08/15/25	695	663,888
5.20%, 04/01/29	575	584,530
5.85%, 11/15/27	370	381,773
5.88%, 10/15/28	450	467,714
Puget Energy Inc., 2.38%, 06/15/28	265	239,960
San Diego Gas & Electric Co.
2.50%, 05/15/26(b)	485	466,737
4.95%, 08/15/28	435	440,217
Sempra
3.25%, 06/15/27	450	430,800
3.30%, 04/01/25	420	413,773
3.40%, 02/01/28	1,010	964,772
3.70%, 04/01/29	405	385,319
5.40%, 08/01/26	500	504,713
Southern California Edison Co.
4.88%, 02/01/27	445	444,697
5.15%, 06/01/29	510	518,666
5.30%, 03/01/28	85	86,471
5.35%, 03/01/26	400	402,418
5.65%, 10/01/28	620	641,450
5.85%, 11/01/27	630	650,948
Series A, 4.20%, 03/01/29(b)	295	287,593
Series D, 4.70%, 06/01/27	540	539,902
Series E, 3.70%, 08/01/25	876	864,040
Southern Co. (The)
3.25%, 07/01/26	1,405	1,366,277
4.85%, 06/15/28	625	628,815
5.15%, 10/06/25	655	655,536
5.50%, 03/15/29	660	680,017
Southern Power Co., 4.15%, 12/01/25	703	695,778
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	465	451,677
Series N, 1.65%, 03/15/26	545	517,849
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29.	300	276,389
Series A, 3.15%, 01/15/26	733	715,977
Series A, 3.50%, 03/15/27	465	452,215
Series A, 3.80%, 04/01/28	535	519,664
Series B, 3.75%, 05/15/27	440	428,998
WEC Energy Group Inc.
1.38%, 10/15/27	330	296,833
2.20%, 12/15/28	335	301,250
4.75%, 01/09/26	895	892,352

	Par
Security	(000)	Value

Electric (continued)
5.00%, 09/27/25	$525	$524,472
5.60%, 09/12/26	455	461,192
Xcel Energy Inc.
1.75%, 03/15/27	425	392,927
3.30%, 06/01/25(b)	656	644,568
3.35%, 12/01/26	257	248,199
4.00%, 06/15/28	455	441,607
		95,400,004
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	764	705,924
1.80%, 10/15/27(b)	190	175,377
2.00%, 12/21/28(b)	135	122,163
3.15%, 06/01/25	599	589,371
		1,592,835
Electronics — 0.7%
Amphenol Corp., 4.35%, 06/01/29.	400	394,869
Arrow Electronics Inc.
3.25%, 09/08/24	382	381,373
3.88%, 01/12/28(b)	420	403,486
Avnet Inc.
4.63%, 04/15/26	210	208,177
6.25%, 03/15/28	415	431,483
Flex Ltd.
3.75%, 02/01/26	547	535,561
4.75%, 06/15/25(b)	572	570,480
4.88%, 06/15/29	475	469,800
Fortive Corp., 3.15%, 06/15/26(b)	850	821,702
Honeywell International Inc.
1.10%, 03/01/27	905	832,261
1.35%, 06/01/25	617	599,279
2.30%, 08/15/24	746	745,029
2.50%, 11/01/26	1,315	1,257,958
4.25%, 01/15/29	315	313,222
4.65%, 07/30/27	575	578,844
4.95%, 02/15/28(b)	390	397,883
Jabil Inc.
1.70%, 04/15/26	512	483,624
3.95%, 01/12/28(b)	185	178,591
4.25%, 05/15/27	630	618,301
Keysight Technologies Inc.
4.55%, 10/30/24	523	521,583
4.60%, 04/06/27	496	493,091
TD SYNNEX Corp.
1.25%, 08/09/24	510	509,483
1.75%, 08/09/26	650	608,227
2.38%, 08/09/28(b)	450	407,982
Trimble Inc., 4.90%, 06/15/28	485	485,229
Tyco Electronics Group SA, 4.50%, 02/13/26(b)	80	79,796
Vontier Corp.
1.80%, 04/01/26	505	477,382
2.40%, 04/01/28	425	385,733
		14,190,429
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	250	261,016
MasTec Inc., 5.90%, 06/15/29	380	387,325
		648,341
Entertainment — 0.3%
Warnermedia Holdings Inc.
3.64%, 03/15/25	1,400	1,380,763

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Entertainment (continued)
3.76%, 03/15/27	$3,520	$3,352,072
3.79%, 03/15/25	455	448,739
4.05%, 03/15/29	880	815,315
6.41%, 03/15/26	1,270	1,269,849
		7,266,738
Environmental Control — 0.3%
Republic Services Inc.
2.50%, 08/15/24	690	689,163
2.90%, 07/01/26	560	541,071
3.20%, 03/15/25	586	578,502
3.38%, 11/15/27	140	134,610
3.95%, 05/15/28	685	670,127
4.88%, 04/01/29	535	540,463
Veralto Corp.
5.35%, 09/18/28(a)	615	626,376
5.50%, 09/18/26(a)	635	640,869
Waste Connections Inc., 4.25%, 12/01/28	400	394,082
Waste Management Inc.
0.75%, 11/15/25	633	601,031
1.15%, 03/15/28(b)	494	439,506
3.15%, 11/15/27	255	244,251
4.88%, 02/15/29	645	654,675
4.95%, 07/03/27	345	348,913
		7,103,639
Food — 1.4%
Campbell Soup Co.
3.95%, 03/15/25	805	797,519
4.15%, 03/15/28	918	901,572
5.20%, 03/19/27(b)	375	380,429
5.20%, 03/21/29	375	382,443
Conagra Brands Inc.
1.38%, 11/01/27	935	839,061
4.60%, 11/01/25	967	961,290
4.85%, 11/01/28	1,015	1,014,136
5.30%, 10/01/26	530	534,314
General Mills Inc.
3.20%, 02/10/27	55	52,947
4.00%, 04/17/25(b)	748	741,426
4.20%, 04/17/28	1,240	1,221,887
4.70%, 01/30/27	420	417,718
5.24%, 11/18/25	550	549,902
5.50%, 10/17/28	395	407,196
Hormel Foods Corp.
1.70%, 06/03/28	675	609,536
4.80%, 03/30/27	350	352,583
Ingredion Inc., 3.20%, 10/01/26	155	149,922
J.M. Smucker Co. (The)
3.38%, 12/15/27	50	48,077
3.50%, 03/15/25	635	627,599
5.90%, 11/15/28(b)	675	707,140
JBS USA Holding Lux SARL/ JBS USA Food Co./
JBS Lux Co. SARL
2.50%, 01/15/27	851	800,762
3.00%, 02/02/29	435	395,630
5.13%, 02/01/28	800	799,901
Kellanova
3.25%, 04/01/26	745	725,224
3.40%, 11/15/27	195	187,324
4.30%, 05/15/28(b)	550	542,390

	Par
Security	(000)	Value

Food (continued)
Kraft Heinz Foods Co.
3.00%, 06/01/26	$1,595	$1,546,159
3.88%, 05/15/27	1,185	1,161,545
Kroger Co. (The)
2.65%, 10/15/26	710	678,195
3.50%, 02/01/26	550	538,537
3.70%, 08/01/27	150	145,821
4.50%, 01/15/29	455	453,359
McCormick & Co. Inc./MD
0.90%, 02/15/26(b)	516	485,491
3.15%, 08/15/24	490	489,398
3.40%, 08/15/27(b)	355	341,730
Mondelez International Inc.
1.50%, 05/04/25	714	693,950
2.63%, 03/17/27	728	691,517
4.75%, 02/20/29	415	418,172
Sysco Corp.
3.25%, 07/15/27	735	705,769
3.30%, 07/15/26	895	870,217
3.75%, 10/01/25	693	682,654
5.75%, 01/17/29	395	411,153
Tyson Foods Inc.
3.55%, 06/02/27	1,220	1,175,734
3.95%, 08/15/24	905	904,218
4.00%, 03/01/26	725	713,463
4.35%, 03/01/29	615	599,263
5.40%, 03/15/29(b)	415	421,917
Walmart Inc., 3.90%, 09/09/25	1,245	1,234,283
		30,510,473
Gas — 0.3%
Atmos Energy Corp., 3.00%, 06/15/27	200	191,512
CenterPoint Energy Resources Corp., 5.25%,
03/01/28	743	755,599
National Fuel Gas Co., 5.50%, 01/15/26	508	509,396
NiSource Inc.
0.95%, 08/15/25	825	790,796
3.49%, 05/15/27	750	724,350
5.20%, 07/01/29	375	380,727
5.25%, 03/30/28	885	896,692
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	20	18,889
Southern California Gas Co.
2.95%, 04/15/27	805	768,904
Series TT, 2.60%, 06/15/26	445	427,980
		5,464,845
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26(b)	965	973,524
6.05%, 04/15/28	1,000	1,024,848
Stanley Black & Decker Inc.
2.30%, 02/24/25	625	613,455
3.40%, 03/01/26	595	581,331
4.25%, 11/15/28(b)	320	314,039
		3,507,197
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28	215	193,605
2.95%, 03/15/25	622	616,327
3.75%, 11/30/26	1,440	1,416,604
Baxter International Inc.
1.32%, 11/29/24	1,190	1,176,841

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
1.92%, 02/01/27	$1,235	$1,148,975
2.27%, 12/01/28(b)	980	881,462
2.60%, 08/15/26	585	559,408
Boston Scientific Corp., 1.90%, 06/01/25	533	520,574
Danaher Corp., 3.35%, 09/15/25	570	560,669
DH Europe Finance II SARL, 2.20%, 11/15/24	736	730,811
GE HealthCare Technologies Inc.
5.55%, 11/15/24	910	909,693
5.60%, 11/15/25	855	860,017
5.65%, 11/15/27	1,515	1,552,945
Medtronic Global Holdings SCA, 4.25%, 03/30/28	910	902,316
Revvity Inc.
0.85%, 09/15/24	750	746,414
1.90%, 09/15/28	300	266,720
Solventum Corp.
5.40%, 03/01/29(a)	1,160	1,174,142
5.45%, 02/25/27(a)	445	449,136
Stryker Corp.
1.15%, 06/15/25	600	581,589
3.38%, 11/01/25	650	637,506
3.50%, 03/15/26	985	965,543
3.65%, 03/07/28	515	498,152
4.85%, 12/08/28	375	377,920
Thermo Fisher Scientific Inc.
1.22%, 10/18/24	1,585	1,570,966
1.75%, 10/15/28(b)	90	80,914
4.80%, 11/21/27	595	602,250
4.95%, 08/10/26	690	695,091
5.00%, 12/05/26	475	479,514
5.00%, 01/31/29(b)	890	906,933
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24	813	802,445
3.05%, 01/15/26	534	519,589
3.55%, 04/01/25(b)	765	756,971
5.35%, 12/01/28	390	398,967
		24,541,009
Health Care - Services — 2.1%
Aetna Inc., 3.50%, 11/15/24	657	654,719
Centene Corp.
2.45%, 07/15/28(b)	1,690	1,528,616
4.25%, 12/15/27	1,970	1,915,509
CommonSpirit Health
2.76%, 10/01/24	702	699,294
6.07%, 11/01/27	200	207,818
Elevance Health Inc.
1.50%, 03/15/26	725	687,063
2.38%, 01/15/25(b)	1,006	995,294
3.35%, 12/01/24	455	451,812
3.50%, 08/15/24	808	807,466
3.65%, 12/01/27	1,320	1,279,489
4.10%, 03/01/28	1,125	1,102,954
4.90%, 02/08/26	465	464,232
5.15%, 06/15/29(b)	450	458,852
HCA Inc.
3.13%, 03/15/27	834	798,572
3.38%, 03/15/29	365	341,451
4.13%, 06/15/29	1,070	1,032,426
4.50%, 02/15/27	955	944,669
5.20%, 06/01/28	840	848,229
5.25%, 04/15/25(b)	1,185	1,187,033
5.25%, 06/15/26	1,162	1,164,354

	Par
Security	(000)	Value

Health Care - Services (continued)
5.38%, 02/01/25	$1,410	$1,407,493
5.38%, 09/01/26	840	843,751
5.63%, 09/01/28	1,270	1,299,673
5.88%, 02/15/26(b)	1,220	1,227,910
5.88%, 02/01/29	830	857,404
Humana Inc.
1.35%, 02/03/27	1,077	991,896
3.70%, 03/23/29(b)	400	382,338
3.85%, 10/01/24	542	541,183
3.95%, 03/15/27	320	313,080
4.50%, 04/01/25(b)	502	501,828
5.70%, 03/13/26	50	50,000
5.75%, 03/01/28(b)	295	303,654
5.75%, 12/01/28(b)	305	315,831
ICON Investments Six DAC
5.81%, 05/08/27	220	224,184
5.85%, 05/08/29	500	515,450
IQVIA Inc.
5.70%, 05/15/28	450	460,308
6.25%, 02/01/29	1,000	1,045,571
Kaiser Foundation Hospitals, 3.15%, 05/01/27	325	314,696
Laboratory Corp. of America Holdings
1.55%, 06/01/26	515	484,178
3.25%, 09/01/24	617	616,214
3.60%, 02/01/25	888	878,363
3.60%, 09/01/27	105	101,452
Quest Diagnostics Inc.
3.45%, 06/01/26	560	546,107
3.50%, 03/30/25(b)	582	576,860
4.20%, 06/30/29	365	357,480
UnitedHealth Group Inc.
3.70%, 05/15/27	605	593,134
1.15%, 05/15/26	870	818,582
1.25%, 01/15/26	436	415,209
2.38%, 08/15/24	694	693,233
2.95%, 10/15/27	825	787,284
3.10%, 03/15/26	884	863,233
3.38%, 04/15/27	530	514,458
3.45%, 01/15/27	660	643,954
3.75%, 07/15/25(b)	1,417	1,400,758
3.85%, 06/15/28	1,084	1,058,380
3.88%, 12/15/28	695	677,542
4.00%, 05/15/29	700	685,390
4.25%, 01/15/29	676	669,900
4.60%, 04/15/27	460	461,392
4.75%, 07/15/26(b)	390	391,274
5.00%, 10/15/24(b)	245	245,014
5.15%, 10/15/25	685	687,992
5.25%, 02/15/28	850	872,120
Universal Health Services Inc., 1.65%, 09/01/26	590	549,408
		45,755,013
Holding Companies - Diversified — 1.0%
Apollo Debt Solutions BDC, 6.90%, 04/13/29(a)	500	512,084
Ares Capital Corp.
2.15%, 07/15/26	900	842,207
2.88%, 06/15/27	430	400,108
2.88%, 06/15/28	925	834,793
3.25%, 07/15/25	775	758,296
3.88%, 01/15/26	1,142	1,112,892
4.25%, 03/01/25	633	628,130
5.88%, 03/01/29	715	717,243

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
5.95%, 07/15/29	$665	$667,041
7.00%, 01/15/27	565	583,360
Blackstone Private Credit Fund
2.35%, 11/22/24	340	336,325
2.63%, 12/15/26	705	654,435
2.70%, 01/15/25	435	429,415
3.25%, 03/15/27	725	678,317
4.00%, 01/15/29(b)	500	468,007
4.70%, 03/24/25(b)	785	779,614
5.95%, 07/16/29(e)	300	299,796
7.05%, 09/29/25	724	734,509
7.30%, 11/27/28(a)	300	315,828
Blackstone Secured Lending Fund
2.13%, 02/15/27(b)	430	394,151
2.75%, 09/16/26(b)	715	671,798
2.85%, 09/30/28	395	353,867
3.63%, 01/15/26	860	833,343
Blue Owl Capital Corp.
2.63%, 01/15/27(b)	330	306,395
2.88%, 06/11/28(b)	560	505,800
3.40%, 07/15/26	942	900,711
3.75%, 07/22/25	589	577,829
4.25%, 01/15/26	512	501,984
5.95%, 03/15/29	420	422,257
Blue Owl Credit Income Corp.
7.75%, 09/16/27	400	417,661
7.75%, 01/15/29	400	423,381
7.95%, 06/13/28	420	444,088
FS KKR Capital Corp.
1.65%, 10/12/24	330	327,018
3.13%, 10/12/28	530	468,511
3.25%, 07/15/27	305	282,772
3.40%, 01/15/26(b)	964	927,209
Golub Capital BDC Inc.
2.50%, 08/24/26	515	480,498
6.00%, 07/15/29	320	318,846
		21,310,519
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26	580	537,500
1.40%, 10/15/27	70	63,340
2.50%, 10/15/24	479	475,793
2.60%, 10/15/25	483	469,268
Lennar Corp.
4.75%, 05/30/25	474	471,650
4.75%, 11/29/27	755	755,553
		2,773,104
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	325	303,744
4.40%, 03/15/29	315	296,164
Whirlpool Corp., 4.75%, 02/26/29(b)	545	543,980
		1,143,888
Household Products & Wares — 0.1%
Avery Dennison Corp., 4.88%, 12/06/28	325	325,777
Clorox Co. (The)
3.90%, 05/15/28	485	472,873
4.40%, 05/01/29(b)	300	297,565
Kimberly-Clark Corp.
1.05%, 09/15/27	130	116,974

	Par
Security	(000)	Value

Household Products & Wares (continued)
3.20%, 04/25/29	$530	$502,760
3.95%, 11/01/28(b)	320	314,323
		2,030,272
Insurance — 1.3%
Allstate Corp. (The)
0.75%, 12/15/25	552	521,876
3.28%, 12/15/26	635	613,850
5.05%, 06/24/29	300	304,160
Aon Corp.
3.75%, 05/02/29	500	479,005
8.21%, 01/01/27	10	10,655
Aon Corp./Aon Global Holdings PLC, 2.85%,
05/28/27	810	771,583
Aon Global Ltd., 3.88%, 12/15/25	650	641,197
Aon North America Inc.
5.13%, 03/01/27	550	556,612
5.15%, 03/01/29	770	781,917
Arch Capital Finance LLC, 4.01%, 12/15/26	610	596,152
Athene Holding Ltd., 4.13%, 01/12/28	990	966,714
Berkshire Hathaway Finance Corp., 2.30%,
03/15/27	895	849,592
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,936	1,896,661
Brighthouse Financial Inc., 3.70%, 06/22/27	485	466,189
Brown & Brown Inc., 4.20%, 09/15/24	466	465,147
Chubb INA Holdings LLC
3.15%, 03/15/25	665	656,344
3.35%, 05/03/26	1,090	1,063,166
4.65%, 08/15/29	525	526,494
CNA Financial Corp.
3.45%, 08/15/27	280	269,467
3.90%, 05/01/29	300	289,216
4.50%, 03/01/26(b)	540	536,091
CNO Financial Group Inc.
5.25%, 05/30/25(b)	429	427,732
5.25%, 05/30/29(b)	325	319,809
Corebridge Financial Inc.
3.50%, 04/04/25	635	626,449
3.65%, 04/05/27	1,214	1,176,652
3.85%, 04/05/29	695	663,614
Enstar Group Ltd., 4.95%, 06/01/29	45	43,551
Equitable Holdings Inc., 4.35%, 04/20/28	1,245	1,222,379
F&G Annuities & Life Inc.
6.50%, 06/04/29	380	385,648
7.40%, 01/13/28	400	418,228
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	175	174,476
Lincoln National Corp., 3.80%, 03/01/28(b)	275	266,119
Loews Corp., 3.75%, 04/01/26	615	604,037
Manulife Financial Corp.
2.48%, 05/19/27	435	409,373
4.15%, 03/04/26	1,010	997,707
Marsh & McLennan Companies Inc.
3.50%, 03/10/25	426	421,989
3.75%, 03/14/26	713	701,492
4.38%, 03/15/29	1,010	1,003,915
MetLife Inc.
3.00%, 03/01/25(b)	401	395,772
3.60%, 11/13/25	384	378,150
Old Republic International Corp., 3.88%, 08/26/26	434	424,197
Principal Financial Group Inc., 3.70%, 05/15/29	300	286,100
Progressive Corp. (The)
2.45%, 01/15/27	385	365,337

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
2.50%, 03/15/27	$430	$407,324
4.00%, 03/01/29	365	356,452
Prudential Financial Inc., 1.50%, 03/10/26	735	697,959
Reinsurance Group of America Inc., 3.90%,
05/15/29(b)	390	373,192
Trinity Acquisition PLC, 4.40%, 03/15/26	605	597,850
Willis North America Inc.
4.50%, 09/15/28	75	73,976
4.65%, 06/15/27	795	790,586
		28,272,153
Internet — 1.7%
Alphabet Inc.
0.45%, 08/15/25	599	574,526
0.80%, 08/15/27(b)	620	561,143
2.00%, 08/15/26	1,660	1,582,271
Amazon.com Inc.
0.80%, 06/03/25	726	701,682
1.00%, 05/12/26	2,245	2,113,525
1.20%, 06/03/27	1,240	1,135,003
1.65%, 05/12/28	1,715	1,553,590
2.80%, 08/22/24	1,590	1,587,390
3.00%, 04/13/25	790	779,419
3.15%, 08/22/27	2,986	2,877,686
3.30%, 04/13/27	1,930	1,875,307
3.45%, 04/13/29(b)	1,115	1,077,344
3.80%, 12/05/24	403	400,604
4.55%, 12/01/27	1,710	1,719,742
4.60%, 12/01/25	1,200	1,200,532
4.70%, 11/29/24	1,005	1,003,655
5.20%, 12/03/25	432	434,852
Booking Holdings Inc.
3.55%, 03/15/28	400	386,819
3.60%, 06/01/26	877	861,327
3.65%, 03/15/25(b)	482	477,475
eBay Inc.
1.40%, 05/10/26	705	662,978
1.90%, 03/11/25(b)	318	311,605
3.45%, 08/01/24	693	693,000
3.60%, 06/05/27(b)	630	611,085
Expedia Group Inc.
3.80%, 02/15/28	825	796,449
4.63%, 08/01/27	590	586,858
5.00%, 02/15/26	647	646,857
Meta Platforms Inc.
3.50%, 08/15/27	2,510	2,445,312
4.60%, 05/15/28(b)	1,220	1,231,214
Netflix Inc.
4.38%, 11/15/26	975	969,011
4.88%, 04/15/28	1,440	1,453,714
5.88%, 02/15/25(b)	735	738,013
5.88%, 11/15/28	1,500	1,573,707
6.38%, 05/15/29	675	725,424
VeriSign Inc.
4.75%, 07/15/27	490	484,812
5.25%, 04/01/25(b)	115	114,841
		36,948,772
Iron & Steel — 0.1%
ArcelorMittal SA
4.25%, 07/16/29	340	329,583
6.55%, 11/29/27	1,090	1,140,317

	Par
Security	(000)	Value

Iron & Steel (continued)
Nucor Corp.
2.00%, 06/01/25	$520	$506,655
3.95%, 05/23/25	530	524,673
4.30%, 05/23/27	640	633,526
		3,134,754
Lodging — 0.5%
Hyatt Hotels Corp.
1.80%, 10/01/24	635	630,517
5.75%, 01/30/27	445	452,732
Las Vegas Sands Corp.
2.90%, 06/25/25	200	195,302
3.50%, 08/18/26	525	506,554
5.90%, 06/01/27(b)	455	462,069
Marriott International Inc./MD
4.88%, 05/15/29	330	331,798
4.90%, 04/15/29	660	664,120
5.00%, 10/15/27	805	812,508
5.55%, 10/15/28	570	587,706
Series EE, 5.75%, 05/01/25	543	545,663
Series R, 3.13%, 06/15/26	680	658,323
Sands China Ltd.
2.30%, 03/08/27	430	395,018
2.85%, 03/08/29	565	498,448
3.80%, 01/08/26	685	666,208
5.13%, 08/08/25	1,165	1,159,744
5.40%, 08/08/28	1,395	1,379,334
		9,946,044
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.60%, 09/13/24(b)	675	671,129
0.80%, 11/13/25	846	805,726
0.90%, 03/02/26	690	650,757
1.10%, 09/14/27	400	362,231
1.15%, 09/14/26(b)	493	458,151
1.45%, 05/15/25(b)	554	538,754
1.70%, 01/08/27	495	463,296
2.15%, 11/08/24(b)	845	837,778
3.25%, 12/01/24(b)	576	572,611
3.40%, 05/13/25	960	951,686
3.60%, 08/12/27	710	692,993
3.65%, 08/12/25	670	662,398
4.35%, 05/15/26(b)	1,060	1,055,172
4.50%, 01/08/27	280	279,149
4.80%, 01/06/26	735	736,239
4.85%, 02/27/29(b)	410	417,099
4.90%, 01/17/25(b)	700	701,098
5.00%, 05/14/27	50	50,678
5.05%, 02/27/26	490	492,987
5.15%, 08/11/25	665	666,511
5.40%, 03/10/25	595	596,125
CNH Industrial Capital LLC
1.45%, 07/15/26	585	547,888
1.88%, 01/15/26	465	444,800
3.95%, 05/23/25	505	499,649
4.55%, 04/10/28	530	525,529
5.10%, 04/20/29	385	389,331
5.50%, 01/12/29	390	399,580
Deere & Co., 2.75%, 04/15/25	850	835,343
Ingersoll Rand Inc.
5.18%, 06/15/29	580	590,304

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
5.20%, 06/15/27	$375	$380,036
5.40%, 08/14/28	445	456,127
John Deere Capital Corp.
0.63%, 09/10/24	540	537,239
0.70%, 01/15/26	885	835,939
1.05%, 06/17/26	630	589,826
1.25%, 01/10/25	945	928,354
1.50%, 03/06/28	345	310,904
1.70%, 01/11/27(b)	555	518,769
1.75%, 03/09/27	335	312,308
2.05%, 01/09/25	284	280,281
2.35%, 03/08/27	580	549,219
2.65%, 06/10/26	425	410,025
2.80%, 09/08/27	68	64,631
2.80%, 07/18/29	485	449,065
3.35%, 04/18/29	400	382,570
3.40%, 06/06/25	540	533,640
3.45%, 03/13/25(b)	266	263,215
3.45%, 03/07/29	400	383,150
4.05%, 09/08/25	585	579,973
4.15%, 09/15/27	820	812,609
4.50%, 01/08/27(b)	430	430,418
4.50%, 01/16/29(b)	780	779,556
4.55%, 10/11/24	570	570,003
4.75%, 06/08/26	660	661,703
4.75%, 01/20/28(b)	615	620,800
4.80%, 01/09/26	710	711,199
4.85%, 03/05/27	360	362,784
4.85%, 06/11/29	695	705,558
4.90%, 06/11/27	500	505,136
4.90%, 03/03/28	720	730,073
4.95%, 06/06/25(b)	345	344,937
4.95%, 07/14/28	1,415	1,439,037
5.05%, 03/03/26	570	574,016
5.15%, 03/03/25(b)	35	35,006
5.15%, 09/08/26	215	217,183
nVent Finance SARL, 4.55%, 04/15/28	450	443,845
Otis Worldwide Corp.
2.06%, 04/05/25(b)	895	875,819
2.29%, 04/05/27	390	366,213
5.25%, 08/16/28	670	683,497
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25(b)	621	609,143
3.45%, 11/15/26(b)	715	691,852
4.70%, 09/15/28	1,065	1,059,116
Xylem Inc./New York
1.95%, 01/30/28	205	187,164
3.25%, 11/01/26	555	537,335
		40,614,265
Manufacturing — 0.4%
3M Co.
2.00%, 02/14/25(b)	724	713,703
2.25%, 09/19/26	665	629,561
2.65%, 04/15/25(b)	508	498,911
2.88%, 10/15/27(b)	490	464,534
3.00%, 08/07/25(b)	540	530,119
3.38%, 03/01/29	550	520,178
3.63%, 09/14/28(b)	510	491,054
Carlisle Companies Inc., 3.75%, 12/01/27	135	130,601
Eaton Corp.
3.10%, 09/15/27	205	196,613

	Par
Security	(000)	Value

Manufacturing (continued)
4.35%, 05/18/28	$495	$493,565
Illinois Tool Works Inc., 2.65%, 11/15/26	847	815,897
Parker-Hannifin Corp.
3.25%, 03/01/27(b)	475	458,303
3.25%, 06/14/29	790	741,482
3.30%, 11/21/24	629	624,454
4.25%, 09/15/27	785	774,004
Teledyne Technologies Inc., 2.25%, 04/01/28	545	497,421
		8,580,400
Media — 1.7%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29	810	707,686
3.75%, 02/15/28	975	922,196
4.20%, 03/15/28	1,137	1,093,030
4.91%, 07/23/25	878	872,518
5.05%, 03/30/29	900	882,935
6.10%, 06/01/29	1,110	1,135,651
6.15%, 11/10/26	960	978,238
Comcast Corp.
2.35%, 01/15/27	1,319	1,251,067
3.15%, 03/01/26	1,975	1,927,556
3.15%, 02/15/28	1,695	1,623,054
3.30%, 02/01/27	1,393	1,349,822
3.30%, 04/01/27	645	624,264
3.38%, 08/15/25	767	754,870
3.55%, 05/01/28	212	204,393
3.95%, 10/15/25	1,170	1,157,129
4.15%, 10/15/28	4,405	4,334,767
4.55%, 01/15/29	100	100,041
5.10%, 06/01/29(b)	795	814,347
5.25%, 11/07/25	575	578,402
5.35%, 11/15/27	1,025	1,049,591
Discovery Communications LLC
3.95%, 03/20/28	1,377	1,294,198
4.13%, 05/15/29	500	464,268
4.90%, 03/11/26	580	575,470
FactSet Research Systems Inc., 2.90%, 03/01/27	470	446,903
Fox Corp.
3.05%, 04/07/25	529	520,924
4.71%, 01/25/29(b)	1,100	1,099,730
Paramount Global
2.90%, 01/15/27(b)	471	442,541
3.38%, 02/15/28	170	156,535
3.70%, 06/01/28	305	281,861
4.20%, 06/01/29	105	96,815
Thomson Reuters Corp., 3.35%, 05/15/26	505	491,470
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	961	909,443
2.95%, 06/15/27	360	344,742
3.00%, 02/13/26	879	855,579
3.15%, 09/17/25	725	711,792
Walt Disney Co. (The)
1.75%, 08/30/24	419	417,743
1.75%, 01/13/26	1,298	1,243,345
2.20%, 01/13/28(b)	275	255,273
3.35%, 03/24/25(b)	684	676,275
3.70%, 09/15/24	586	584,524
3.70%, 10/15/25	656	647,680

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
3.70%, 03/23/27	$625	$612,803
		35,491,471
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25	908	896,184

Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	915	920,056
4.88%, 02/27/26	950	950,668
5.10%, 09/08/28(b)	625	636,517
5.25%, 09/08/26	840	849,396
Freeport-McMoRan Inc., 4.55%, 11/14/24.	515	513,049
Kinross Gold Corp., 4.50%, 07/15/27	195	192,154
Newmont Corp./Newcrest Finance Pty Ltd., 5.30%,
03/15/26(a)	665	668,777
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	975	1,064,447
		5,795,064
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	850	805,395
3.25%, 02/15/29(b)	465	427,836
3.28%, 12/01/28	395	366,022
4.13%, 05/01/25	520	513,422
4.25%, 04/01/28(b)	510	494,267
5.50%, 12/01/24	560	559,451
		3,166,393
Oil & Gas — 2.4%
BP Capital Markets America Inc.
3.02%, 01/16/27(b)	698	672,838
3.12%, 05/04/26	872	848,206
3.41%, 02/11/26	875	858,103
3.54%, 04/06/27	380	370,304
3.59%, 04/14/27	615	599,764
3.80%, 09/21/25	840	830,840
3.94%, 09/21/28	1,230	1,200,549
4.23%, 11/06/28(b)	1,635	1,611,288
4.70%, 04/10/29	935	938,097
5.02%, 11/17/27	660	669,250
BP Capital Markets PLC
3.28%, 09/19/27	912	877,641
3.72%, 11/28/28(b)	215	207,869
Canadian Natural Resources Ltd.
2.05%, 07/15/25	632	612,689
3.85%, 06/01/27	985	957,062
3.90%, 02/01/25(b)	593	588,744
Chevron Corp.
1.55%, 05/11/25(b)	1,304	1,274,673
2.00%, 05/11/27	1,225	1,147,897
2.95%, 05/16/26	1,905	1,851,877
3.33%, 11/17/25	714	702,526
Chevron USA Inc.
0.69%, 08/12/25(b)	508	488,507
1.02%, 08/12/27	495	447,676
3.85%, 01/15/28	150	147,603
3.90%, 11/15/24	547	546,012
ConocoPhillips Co., 6.95%, 04/15/29(b)	825	907,460
Continental Resources Inc./OK, 4.38%, 01/15/28	810	788,907
Coterra Energy Inc., 3.90%, 05/15/27	15	14,582

	Par
Security	(000)	Value

Oil & Gas (continued)
Diamondback Energy Inc.
3.25%, 12/01/26	$685	$662,624
5.20%, 04/18/27	615	621,556
EOG Resources Inc.
3.15%, 04/01/25(b)	510	505,064
4.15%, 01/15/26	650	645,445
EQT Corp.
3.90%, 10/01/27(b)	1,075	1,042,318
5.70%, 04/01/28	300	306,547
Equinor ASA
1.75%, 01/22/26	290	277,960
2.88%, 04/06/25(b)	704	694,066
3.00%, 04/06/27	250	240,461
3.25%, 11/10/24(b)	220	219,238
Exxon Mobil Corp.
2.02%, 08/16/24	648	647,112
2.28%, 08/16/26	875	836,114
2.71%, 03/06/25	1,140	1,124,343
2.99%, 03/19/25	1,053	1,039,684
3.04%, 03/01/26	2,110	2,060,562
3.29%, 03/19/27	775	757,144
Hess Corp., 4.30%, 04/01/27	792	781,699
Marathon Oil Corp.
4.40%, 07/15/27	790	783,315
5.30%, 04/01/29	395	403,536
Marathon Petroleum Corp.
3.63%, 09/15/24	731	729,375
4.70%, 05/01/25	1,111	1,104,854
5.13%, 12/15/26	625	630,054
Occidental Petroleum Corp.
2.90%, 08/15/24	262	261,483
5.00%, 08/01/27	635	637,585
5.20%, 08/01/29	1,115	1,126,263
5.55%, 03/15/26	170	170,859
5.88%, 09/01/25	165	165,813
6.38%, 09/01/28(b)	485	507,121
Ovintiv Inc.
5.65%, 05/15/25	570	570,606
5.65%, 05/15/28	580	591,939
Phillips 66
1.30%, 02/15/26	510	482,416
3.85%, 04/09/25(b)	586	580,031
3.90%, 03/15/28	675	656,170
Phillips 66 Co., 4.95%, 12/01/27	535	539,070
Pioneer Natural Resources Co.
1.13%, 01/15/26	775	736,212
5.10%, 03/29/26	415	417,391
Shell International Finance BV
2.00%, 11/07/24	358	354,926
2.50%, 09/12/26	895	857,267
2.88%, 05/10/26(b)	1,590	1,543,621
3.25%, 05/11/25	1,375	1,356,617
3.88%, 11/13/28	1,025	1,002,852
TotalEnergies Capital International SA
2.43%, 01/10/25	609	601,460
3.46%, 02/19/29(b)	960	917,840
TotalEnergies Capital SA, 3.88%, 10/11/28	700	682,766
Valero Energy Corp.
2.15%, 09/15/27(b)	160	147,837
4.35%, 06/01/28	520	512,651
		51,694,831

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26	$565	$532,080
3.34%, 12/15/27	1,045	1,003,529
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25	565	543,505
Schlumberger Investment SA, 4.50%, 05/15/28	430	430,268
		2,509,382
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 3.63%, 04/28/26	610	595,442
Amcor Flexibles North America Inc., 4.00%,
05/17/25	616	609,381
Amcor Group Finance PLC, 5.45%, 05/23/29	300	305,692
Berry Global Inc.
1.57%, 01/15/26	905	860,055
5.50%, 04/15/28	425	430,078
Packaging Corp. of America, 3.40%, 12/15/27	25	23,970
WRKCo Inc.
3.00%, 09/15/24	15	14,935
3.38%, 09/15/27	15	14,379
3.75%, 03/15/25	727	719,280
3.90%, 06/01/28	190	183,842
4.00%, 03/15/28	635	617,108
4.65%, 03/15/26	855	849,655
4.90%, 03/15/29	525	527,590
		5,751,407
Pharmaceuticals — 5.0%
AbbVie Inc.
2.60%, 11/21/24	2,465	2,443,688
2.95%, 11/21/26	3,190	3,077,463
3.20%, 05/14/26	1,790	1,744,966
3.60%, 05/14/25	1,980	1,955,933
3.80%, 03/15/25	1,780	1,763,698
4.25%, 11/14/28(b)	1,435	1,424,328
4.80%, 03/15/27	1,770	1,781,571
4.80%, 03/15/29(b)	1,770	1,791,783
Astrazeneca Finance LLC
1.20%, 05/28/26	642	604,849
1.75%, 05/28/28	1,125	1,017,353
4.80%, 02/26/27	810	815,353
4.85%, 02/26/29	1,110	1,126,415
4.88%, 03/03/28	995	1,007,960
AstraZeneca PLC
0.70%, 04/08/26	550	515,002
3.13%, 06/12/27	340	327,490
3.38%, 11/16/25	1,662	1,634,681
4.00%, 01/17/29	655	642,608
Becton Dickinson and Co.
3.70%, 06/06/27	1,485	1,446,083
3.73%, 12/15/24	805	799,718
4.69%, 02/13/28	680	680,366
4.87%, 02/08/29	300	302,403
5.08%, 06/07/29	475	482,401
Bristol-Myers Squibb Co.
0.75%, 11/13/25	930	883,832
1.13%, 11/13/27	395	354,797
3.20%, 06/15/26	474	461,593
3.25%, 02/27/27	450	436,577
3.40%, 07/26/29(b)	1,000	951,249
3.45%, 11/15/27	590	570,443

	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.88%, 08/15/25	$75	$74,381
3.90%, 02/20/28	1,395	1,373,354
4.90%, 02/22/27	405	406,690
4.90%, 02/22/29	1,345	1,366,349
4.95%, 02/20/26	1,045	1,049,818
Cardinal Health Inc.
3.41%, 06/15/27	845	813,321
3.75%, 09/15/25	520	512,473
5.13%, 02/15/29	490	496,772
Cencora Inc.
3.25%, 03/01/25	515	510,296
3.45%, 12/15/27	235	225,772
Cigna Group (The)
1.25%, 03/15/26	307	289,826
3.05%, 10/15/27	215	204,912
3.25%, 04/15/25	718	707,658
3.40%, 03/01/27	1,150	1,113,032
4.38%, 10/15/28	3,520	3,472,939
4.50%, 02/25/26	646	642,302
5.00%, 05/15/29	795	803,724
5.69%, 03/15/26	475	474,954
CVS Health Corp.
1.30%, 08/21/27	1,985	1,784,475
2.63%, 08/15/24	861	860,070
2.88%, 06/01/26	1,389	1,337,394
3.00%, 08/15/26	665	641,089
3.38%, 08/12/24	683	682,713
3.63%, 04/01/27	665	645,366
3.88%, 07/20/25	2,342	2,308,924
4.10%, 03/25/25(b)	862	859,222
4.30%, 03/25/28	4,680	4,587,090
5.00%, 02/20/26(b)	1,226	1,225,453
5.00%, 01/30/29	515	517,997
5.40%, 06/01/29(b)	995	1,015,230
Eli Lilly & Co.
2.75%, 06/01/25	617	608,150
3.38%, 03/15/29(b)	600	576,626
4.50%, 02/09/27	830	828,068
4.50%, 02/09/29	840	846,735
5.00%, 02/27/26	710	709,730
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	903	894,800
3.88%, 05/15/28(b)	1,445	1,415,263
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	782	746,305
Johnson & Johnson
0.55%, 09/01/25(b)	877	838,527
0.95%, 09/01/27	975	882,381
2.45%, 03/01/26	1,725	1,672,550
2.63%, 01/15/25(b)	231	229,121
2.90%, 01/15/28	1,435	1,374,588
2.95%, 03/03/27	905	876,456
4.80%, 06/01/29	805	825,411
McKesson Corp.
0.90%, 12/03/25	510	483,823
1.30%, 08/15/26	545	508,419
5.25%, 02/15/26	15	15,000
Mead Johnson Nutrition Co., 4.13%, 11/15/25	744	736,178
Merck & Co. Inc.
0.75%, 02/24/26	934	882,289
1.70%, 06/10/27(b)	1,285	1,192,143
1.90%, 12/10/28	875	789,782

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
2.75%, 02/10/25	$1,070	$1,057,115
3.40%, 03/07/29	1,230	1,179,831
4.05%, 05/17/28(b)	450	446,758
Mylan Inc., 4.55%, 04/15/28	669	656,066
Novartis Capital Corp.
1.75%, 02/14/25(b)	681	668,977
2.00%, 02/14/27	585	551,859
3.00%, 11/20/25	1,518	1,487,595
3.10%, 05/17/27	945	914,333
Pfizer Inc.
0.80%, 05/28/25(b)	629	609,447
2.75%, 06/03/26	958	926,363
3.00%, 12/15/26(b)	1,415	1,366,326
3.45%, 03/15/29	1,200	1,154,517
3.60%, 09/15/28(b)	1,070	1,041,185
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,825	1,817,285
4.45%, 05/19/28	3,610	3,601,658
4.65%, 05/19/25	2,430	2,424,075
Pharmacia LLC, 6.60%, 12/01/28	375	404,715
Sanofi SA, 3.63%, 06/19/28	790	774,610
Shire Acquisitions Investments Ireland DAC,
3.20%, 09/23/26	57	55,124
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	1,465	1,476,335
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,845	1,809,179
Viatris Inc.
1.65%, 06/22/25	688	667,788
2.30%, 06/22/27	650	601,664
Zoetis Inc.
3.00%, 09/12/27	355	337,760
3.90%, 08/20/28	169	164,400
4.50%, 11/13/25	850	844,802
5.40%, 11/14/25(b)	320	321,509
		107,341,820
Pipelines — 2.9%
Boardwalk Pipelines LP
4.45%, 07/15/27	270	266,546
4.80%, 05/03/29	350	347,916
4.95%, 12/15/24	378	376,672
5.95%, 06/01/26	520	526,347
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27	990	995,661
Cheniere Energy Inc., 4.63%, 10/15/28	1,700	1,671,160
Columbia Pipeline Group Inc., 4.50%, 06/01/25(b)	899	891,973
DCP Midstream Operating LP
5.13%, 05/15/29	400	403,275
5.38%, 07/15/25	611	610,632
5.63%, 07/15/27	405	413,426
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/24	339	335,778
Enbridge Energy Partners LP, 5.88%, 10/15/25	494	497,001
Enbridge Inc.
1.60%, 10/04/26	433	403,945
2.50%, 01/15/25(b)	432	427,459
2.50%, 02/14/25	440	434,672
3.70%, 07/15/27	420	407,342
4.25%, 12/01/26	620	611,626
5.25%, 04/05/27	275	278,319
5.30%, 04/05/29	585	595,675
5.90%, 11/15/26	620	633,721
6.00%, 11/15/28	570	595,698

	Par
Security	(000)	Value

Pipelines (continued)
Energy Transfer LP
2.90%, 05/15/25	$873	$856,507
3.90%, 07/15/26	550	538,161
4.00%, 10/01/27	205	199,748
4.05%, 03/15/25	911	905,620
4.20%, 04/15/27	560	549,538
4.40%, 03/15/27	630	622,905
4.75%, 01/15/26	863	859,464
4.95%, 05/15/28	780	781,504
4.95%, 06/15/28	900	900,302
5.25%, 04/15/29	1,030	1,044,470
5.25%, 07/01/29	310	314,190
5.50%, 06/01/27	815	826,667
5.55%, 02/15/28(b)	900	919,555
6.05%, 12/01/26	770	788,900
6.10%, 12/01/28	190	198,928
Enterprise Products Operating LLC
3.13%, 07/31/29	425	397,125
3.70%, 02/15/26	765	752,788
3.75%, 02/15/25(b)	518	515,501
3.95%, 02/15/27	455	447,540
4.15%, 10/16/28	785	773,080
4.60%, 01/11/27(b)	510	507,851
5.05%, 01/10/26	670	672,738
Kinder Morgan Energy Partners LP, 4.25%,
09/01/24	673	671,624
Kinder Morgan Inc.
1.75%, 11/15/26	520	485,716
4.30%, 06/01/25	1,290	1,282,483
4.30%, 03/01/28	1,100	1,084,994
5.00%, 02/01/29(b)	840	845,728
5.10%, 08/01/29	455	459,244
MPLX LP
1.75%, 03/01/26	1,325	1,259,078
4.00%, 02/15/25(b)	488	485,550
4.00%, 03/15/28(b)	1,065	1,033,625
4.13%, 03/01/27	1,115	1,095,798
4.25%, 12/01/27	460	450,844
4.80%, 02/15/29	580	579,044
4.88%, 12/01/24	942	941,881
4.88%, 06/01/25	937	932,776
ONEOK Inc.
2.75%, 09/01/24(b)	336	335,406
4.00%, 07/13/27	200	195,880
4.35%, 03/15/29	415	406,581
4.55%, 07/15/28	610	604,545
5.00%, 03/01/26	592	591,886
5.55%, 11/01/26	680	689,710
5.65%, 11/01/28	695	716,532
5.85%, 01/15/26	525	530,190
ONEOK Partners LP, 4.90%, 03/15/25	422	421,912
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	735	731,219
4.50%, 12/15/26	680	671,255
4.65%, 10/15/25	899	892,323
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,070	1,046,119
5.00%, 03/15/27	1,160	1,162,632
5.63%, 03/01/25(b)	664	663,617
5.88%, 06/30/26	1,317	1,330,060

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
Spectra Energy Partners LP
3.38%, 10/15/26(b)	$470	$454,274
3.50%, 03/15/25(b)	442	437,582
Targa Resources Corp.
5.20%, 07/01/27	600	604,158
6.15%, 03/01/29	715	749,062
Targa Resources Partners LP/Targa Resources
Partners Finance Corp.
5.00%, 01/15/28	450	445,551
6.50%, 07/15/27	790	798,982
TransCanada PipeLines Ltd.
1.00%, 10/12/24	1,130	1,120,977
4.25%, 05/15/28	1,120	1,097,498
4.88%, 01/15/26	771	769,766
6.20%, 03/09/26(b)	715	714,985
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26	862	890,609
Western Midstream Operating LP
3.10%, 02/01/25	700	691,693
6.35%, 01/15/29	420	440,252
Williams Companies Inc. (The)
3.75%, 06/15/27	1,110	1,079,193
3.90%, 01/15/25	695	692,399
4.00%, 09/15/25	612	604,431
4.90%, 03/15/29	770	771,190
5.30%, 08/15/28(b)	785	799,947
5.40%, 03/02/26	920	926,338
		62,785,065
Real Estate — 0.1%
Brookfield Corp., 4.00%, 01/15/25	597	592,937
CBRE Services Inc.
4.88%, 03/01/26	530	528,895
5.50%, 04/01/29	370	379,437
		1,501,269
Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities Inc., 3.45%,
04/30/25(b)	493	486,250
American Homes 4 Rent LP, 4.25%, 02/15/28	390	379,560
American Tower Corp.
1.30%, 09/15/25	400	383,591
1.45%, 09/15/26	570	530,744
1.50%, 01/31/28	660	589,814
1.60%, 04/15/26	760	717,224
2.40%, 03/15/25	684	670,883
2.75%, 01/15/27	440	418,444
2.95%, 01/15/25(b)	622	614,821
3.38%, 10/15/26	905	875,603
3.55%, 07/15/27	770	741,813
3.60%, 01/15/28	600	575,714
3.65%, 03/15/27	530	514,106
3.95%, 03/15/29	15	14,417
4.00%, 06/01/25(b)	638	631,522
4.40%, 02/15/26	388	384,836
5.20%, 02/15/29	275	278,886
5.25%, 07/15/28	545	552,557
5.50%, 03/15/28	685	700,995
5.80%, 11/15/28	660	684,664
AvalonBay Communities Inc., 3.45%, 06/01/25	448	441,367
Boston Properties LP
2.75%, 10/01/26(b)	994	937,408

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.20%, 01/15/25	$684	$676,667
3.40%, 06/21/29	545	493,603
3.65%, 02/01/26	1,038	1,009,529
4.50%, 12/01/28	650	624,492
6.75%, 12/01/27	480	499,838
Brixmor Operating Partnership LP
3.85%, 02/01/25	255	252,745
4.13%, 06/15/26	695	683,344
4.13%, 05/15/29	600	577,323
Camden Property Trust
3.15%, 07/01/29	400	371,909
5.85%, 11/03/26	35	35,892
Crown Castle Inc.
1.05%, 07/15/26	834	773,549
1.35%, 07/15/25(b)	395	380,672
2.90%, 03/15/27	915	870,390
3.20%, 09/01/24	738	736,034
3.65%, 09/01/27	760	732,966
3.70%, 06/15/26	785	766,501
3.80%, 02/15/28	1,005	967,966
4.00%, 03/01/27	165	161,432
4.30%, 02/15/29	200	194,795
4.45%, 02/15/26	795	787,674
4.80%, 09/01/28	405	403,462
5.00%, 01/11/28	1,035	1,038,581
5.60%, 06/01/29(b)	530	544,767
CubeSmart LP, 2.25%, 12/15/28	330	296,820
Digital Realty Trust LP
3.60%, 07/01/29	760	717,531
3.70%, 08/15/27	740	715,817
4.45%, 07/15/28	480	472,464
5.55%, 01/15/28	690	703,664
Equinix Inc.
1.00%, 09/15/25	676	645,858
1.25%, 07/15/25(b)	478	459,859
1.45%, 05/15/26	596	559,990
1.55%, 03/15/28	785	700,644
1.80%, 07/15/27(b)	320	294,132
2.63%, 11/18/24	831	823,599
2.90%, 11/18/26	495	473,129
ERP Operating LP
2.85%, 11/01/26	630	605,553
3.00%, 07/01/29	505	467,432
3.50%, 03/01/28	75	72,126
Essex Portfolio LP
3.50%, 04/01/25(b)	711	701,887
4.00%, 03/01/29	265	254,917
Extra Space Storage LP
3.50%, 07/01/26	694	674,261
5.70%, 04/01/28(b)	370	379,421
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25	721	717,822
5.30%, 01/15/29	635	636,455
5.38%, 04/15/26	778	777,637
5.75%, 06/01/28	385	390,617
Healthcare Realty Holdings LP
3.50%, 08/01/26	350	339,029
3.75%, 07/01/27	345	332,553
Healthpeak OP LLC
2.13%, 12/01/28	410	366,885
3.25%, 07/15/26(b)	752	729,139

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.50%, 07/15/29	$400	$376,155
Host Hotels & Resorts LP, Series E, 4.00%,
06/15/25	490	483,532
Invitation Homes Operating Partnership LP, 2.30%,
11/15/28	460	413,545
Kimco Realty OP LLC
2.80%, 10/01/26	430	411,695
3.30%, 02/01/25	667	659,943
Mid-America Apartments LP
3.60%, 06/01/27	435	422,547
3.95%, 03/15/29(b)	400	388,298
Omega Healthcare Investors Inc.
4.50%, 04/01/27	465	456,067
4.75%, 01/15/28	420	412,971
5.25%, 01/15/26	740	737,890
Prologis LP
2.13%, 04/15/27	310	290,411
4.88%, 06/15/28	600	605,584
Public Storage Operating Co.
0.88%, 02/15/26	565	532,198
1.50%, 11/09/26	740	690,214
1.85%, 05/01/28	635	574,233
1.95%, 11/09/28	165	147,782
3.09%, 09/15/27	95	90,867
3.39%, 05/01/29	325	309,221
5.13%, 01/15/29(b)	495	507,283
Realty Income Corp.
3.00%, 01/15/27	585	560,162
3.25%, 06/15/29	335	314,365
3.40%, 01/15/28	455	435,357
3.65%, 01/15/28	420	405,799
3.88%, 04/15/25(b)	555	549,396
3.95%, 08/15/27	450	439,528
4.13%, 10/15/26	610	600,847
4.63%, 11/01/25	605	601,571
4.88%, 06/01/26	505	504,794
5.05%, 01/13/26	555	554,660
Regency Centers LP, 3.60%, 02/01/27	610	593,865
Sabra Health Care LP, 5.13%, 08/15/26	540	537,884
Simon Property Group LP
1.38%, 01/15/27(b)	1,070	988,434
1.75%, 02/01/28	500	453,887
2.00%, 09/13/24	945	940,785
3.25%, 11/30/26	265	256,660
3.30%, 01/15/26	825	806,049
3.38%, 10/01/24	895	891,814
3.38%, 06/15/27	275	266,123
3.38%, 12/01/27	280	269,232
3.50%, 09/01/25	1,067	1,050,704
Sun Communities Operating LP, 5.50%,
01/15/29(b)	385	390,875
Ventas Realty LP
3.50%, 02/01/25	498	492,716
4.00%, 03/01/28	470	455,733
4.13%, 01/15/26	658	648,400
4.40%, 01/15/29	570	558,981
VICI Properties LP
4.38%, 05/15/25	410	406,046
4.75%, 02/15/28	1,000	991,054
Welltower OP LLC
2.05%, 01/15/29	385	342,342

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.70%, 02/15/27	$570	$543,422
4.00%, 06/01/25(b)	1,221	1,206,881
4.13%, 03/15/29	310	301,525
4.25%, 04/01/26	805	795,422
4.25%, 04/15/28	550	540,175
Weyerhaeuser Co., 4.75%, 05/15/26	800	798,482
		69,022,997
Retail — 2.4%
AutoZone Inc.
3.63%, 04/15/25	475	471,336
3.75%, 06/01/27	440	428,929
5.10%, 07/15/29	480	485,934
6.25%, 11/01/28(b)	340	359,602
Best Buy Co. Inc., 4.45%, 10/01/28(b)	325	321,461
Costco Wholesale Corp.
1.38%, 06/20/27	1,030	947,439
3.00%, 05/18/27	815	787,965
Dollar General Corp.
3.88%, 04/15/27	515	500,449
4.13%, 05/01/28	355	345,663
4.15%, 11/01/25	489	482,523
4.25%, 09/20/24(b)	714	712,425
4.63%, 11/01/27	440	436,204
5.20%, 07/05/28(b)	405	408,776
Dollar Tree Inc.
4.00%, 05/15/25	865	855,647
4.20%, 05/15/28	995	972,300
Genuine Parts Co., 1.75%, 02/01/25	500	490,442
Home Depot Inc. (The)
0.90%, 03/15/28(b)	360	319,253
1.50%, 09/15/28	920	821,783
2.13%, 09/15/26(b)	810	770,726
2.50%, 04/15/27	540	512,857
2.70%, 04/15/25(b)	425	418,248
2.80%, 09/14/27	205	195,042
2.88%, 04/15/27	1,160	1,113,204
2.95%, 06/15/29	1,370	1,280,097
3.00%, 04/01/26(b)	1,037	1,010,161
3.35%, 09/15/25	823	810,272
3.90%, 12/06/28(b)	557	546,837
4.00%, 09/15/25	610	604,690
4.75%, 06/25/29	995	1,007,245
4.88%, 06/25/27(b)	570	576,786
4.90%, 04/15/29(b)	600	611,785
4.95%, 09/30/26	435	438,403
5.13%, 04/30/25(b)	395	396,500
5.15%, 06/25/26	915	924,341
Lowe’s Companies Inc.
1.30%, 04/15/28	725	643,701
1.70%, 09/15/28	820	729,770
2.50%, 04/15/26	1,106	1,065,931
3.10%, 05/03/27	1,005	963,703
3.35%, 04/01/27	755	729,753
3.38%, 09/15/25	646	634,619
3.65%, 04/05/29	1,260	1,204,605
4.00%, 04/15/25(b)	644	639,269
4.40%, 09/08/25	845	838,798
4.80%, 04/01/26	843	842,369
McDonald’s Corp.
1.45%, 09/01/25	465	448,557
3.30%, 07/01/25	656	645,590

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Retail (continued)
3.38%, 05/26/25	$510	$503,415
3.50%, 03/01/27(b)	730	710,187
3.50%, 07/01/27	810	785,570
3.70%, 01/30/26	1,613	1,588,370
3.80%, 04/01/28(b)	835	813,509
4.80%, 08/14/28	470	473,722
5.00%, 05/17/29	275	280,410
O’Reilly Automotive Inc.
3.55%, 03/15/26(b)	498	487,564
3.60%, 09/01/27	615	594,221
3.90%, 06/01/29(b)	300	289,676
4.35%, 06/01/28(b)	365	360,589
5.75%, 11/20/26	325	331,329
Ross Stores Inc.
0.88%, 04/15/26	512	478,596
4.60%, 04/15/25	625	622,170
Starbucks Corp.
2.00%, 03/12/27	470	439,857
2.45%, 06/15/26	440	422,484
3.50%, 03/01/28	455	437,614
3.80%, 08/15/25	1,004	994,856
4.00%, 11/15/28(b)	420	410,819
4.75%, 02/15/26	845	843,847
4.85%, 02/08/27	710	713,445
Target Corp.
1.95%, 01/15/27(b)	855	806,644
2.25%, 04/15/25(b)	1,047	1,027,843
2.50%, 04/15/26	888	859,084
3.38%, 04/15/29(b)	735	704,903
TJX Companies Inc. (The)
1.15%, 05/15/28	430	381,370
2.25%, 09/15/26	915	871,815
Walmart Inc.
2.65%, 12/15/24(b)	385	381,370
3.05%, 07/08/26(b)	675	658,416
3.55%, 06/26/25(b)	795	788,788
3.70%, 06/26/28(b)	1,160	1,142,891
3.90%, 04/15/28(b)	620	613,515
4.00%, 04/15/26	565	560,605
		52,131,484
Semiconductors — 2.1%
Analog Devices Inc.
1.70%, 10/01/28	580	521,043
3.50%, 12/05/26	810	792,438
Applied Materials Inc.
3.30%, 04/01/27	980	952,448
3.90%, 10/01/25	630	624,087
4.80%, 06/15/29	535	543,296
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	774	743,199
3.88%, 01/15/27	2,324	2,278,574
Broadcom Inc.
1.95%, 02/15/28(a)	530	482,925
3.15%, 11/15/25	843	823,638
3.46%, 09/15/26	680	661,999
3.63%, 10/15/24	559	556,650
4.00%, 04/15/29(a)	625	604,562
4.11%, 09/15/28	915	896,798
4.75%, 04/15/29	1,250	1,254,308
5.05%, 07/12/27(b)	1,170	1,180,519
5.05%, 07/12/29	1,145	1,158,220

	Par
Security	(000)	Value

Semiconductors (continued)
Intel Corp.
1.60%, 08/12/28	$790	$703,172
2.60%, 05/19/26	895	861,736
3.15%, 05/11/27	850	819,047
3.40%, 03/25/25	845	835,005
3.70%, 07/29/25	1,864	1,839,272
3.75%, 03/25/27	835	817,223
3.75%, 08/05/27	730	713,176
4.88%, 02/10/26	1,309	1,310,034
4.88%, 02/10/28(b)	1,535	1,549,421
KLA Corp.
4.10%, 03/15/29	520	512,706
4.65%, 11/01/24(b)	622	621,965
Lam Research Corp.
3.75%, 03/15/26	683	672,493
3.80%, 03/15/25	488	485,659
4.00%, 03/15/29	660	647,179
Marvell Technology Inc.
1.65%, 04/15/26	521	492,719
2.45%, 04/15/28	625	572,927
5.75%, 02/15/29	320	331,704
Microchip Technology Inc.
0.98%, 09/01/24	618	615,805
4.25%, 09/01/25	1,075	1,063,631
5.05%, 03/15/29	625	632,118
Micron Technology Inc.
4.19%, 02/15/27	770	756,369
4.98%, 02/06/26	510	509,480
5.33%, 02/06/29	400	406,528
5.38%, 04/15/28	500	508,661
NVIDIA Corp.
1.55%, 06/15/28	960	869,369
3.20%, 09/16/26	900	878,328
NXP BV/NXP Funding LLC
5.35%, 03/01/26	465	466,806
5.55%, 12/01/28	275	282,250
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25(b)	447	439,548
3.15%, 05/01/27	230	220,242
3.88%, 06/18/26	685	671,990
4.30%, 06/18/29	750	733,346
4.40%, 06/01/27	535	529,648
Qorvo Inc., 1.75%, 12/15/24	435	428,797
Qualcomm Inc.
1.30%, 05/20/28	776	691,949
3.25%, 05/20/27	1,610	1,556,716
3.45%, 05/20/25(b)	1,132	1,121,121
Skyworks Solutions Inc., 1.80%, 06/01/26	497	467,662
Texas Instruments Inc.
1.13%, 09/15/26	515	480,187
1.38%, 03/12/25	652	639,165
2.90%, 11/03/27	420	400,603
4.60%, 02/08/27	250	251,014
4.60%, 02/15/28	485	488,213
4.60%, 02/08/29	250	252,637
		44,222,325
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28(b)	335	300,003
3.48%, 12/01/27	330	314,967

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Shipbuilding (continued)
3.84%, 05/01/25(b)	$617	$611,758
		1,226,728
Software — 2.5%
Adobe Inc.
1.90%, 02/01/25	436	429,179
2.15%, 02/01/27	790	746,489
3.25%, 02/01/25	784	776,308
4.80%, 04/04/29	600	610,670
4.85%, 04/04/27	245	247,721
Atlassian Corp., 5.25%, 05/15/29.	350	354,699
Autodesk Inc., 3.50%, 06/15/27	440	425,858
Broadridge Financial Solutions Inc., 3.40%,
06/27/26	490	476,147
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,077	1,016,436
1.65%, 03/01/28	545	489,645
Fiserv Inc.
2.25%, 06/01/27	825	772,201
3.20%, 07/01/26	1,680	1,630,284
3.50%, 07/01/29	2,030	1,920,685
3.85%, 06/01/25	780	770,625
4.20%, 10/01/28(b)	648	634,746
5.15%, 03/15/27	440	445,065
5.38%, 08/21/28	635	650,459
5.45%, 03/02/28	750	768,217
Intuit Inc.
0.95%, 07/15/25	516	496,498
1.35%, 07/15/27	455	416,393
5.13%, 09/15/28	605	619,186
5.25%, 09/15/26	615	623,782
Microsoft Corp.
2.40%, 08/08/26	2,192	2,107,554
2.70%, 02/12/25(b)	1,020	1,008,759
3.13%, 11/03/25	2,505	2,459,792
3.30%, 02/06/27	2,910	2,841,693
3.40%, 09/15/26	720	705,665
Oracle Corp.
1.65%, 03/25/26	2,252	2,135,831
2.30%, 03/25/28	1,759	1,617,690
2.50%, 04/01/25	2,975	2,919,298
2.65%, 07/15/26	2,367	2,270,620
2.80%, 04/01/27	1,810	1,722,602
2.95%, 11/15/24	1,517	1,505,921
2.95%, 05/15/25	1,582	1,554,300
3.25%, 11/15/27	2,225	2,128,051
4.50%, 05/06/28	465	463,191
5.80%, 11/10/25	998	1,008,545
Roper Technologies Inc.
1.00%, 09/15/25	678	647,867
1.40%, 09/15/27	120	108,540
2.35%, 09/15/24	438	436,220
3.80%, 12/15/26	659	644,698
4.20%, 09/15/28	635	623,449
Salesforce Inc.
1.50%, 07/15/28	765	684,433
3.70%, 04/11/28	1,120	1,094,002
Take-Two Interactive Software Inc.
3.55%, 04/14/25	580	572,567
3.70%, 04/14/27	765	744,908
4.95%, 03/28/28	570	572,898
5.00%, 03/28/26	525	525,668

	Par
Security	(000)	Value

Software (continued)
VMware LLC
1.00%, 08/15/24	$900	$898,151
1.40%, 08/15/26	1,285	1,198,739
1.80%, 08/15/28	565	503,550
3.90%, 08/21/27	1,015	987,231
4.50%, 05/15/25	682	677,866
4.65%, 05/15/27(b)	400	397,934
Workday Inc.
3.50%, 04/01/27	845	819,409
3.70%, 04/01/29	605	579,214
		54,488,149
Telecommunications — 3.0%
AT&T Inc.
1.65%, 02/01/28	1,885	1,702,781
1.70%, 03/25/26	2,460	2,335,866
2.30%, 06/01/27	2,082	1,952,874
3.80%, 02/15/27	740	723,964
4.10%, 02/15/28	1,499	1,471,437
4.25%, 03/01/27	1,325	1,310,395
4.35%, 03/01/29	2,110	2,081,383
5.54%, 02/20/26	1,355	1,354,950
British Telecommunications PLC, 5.13%, 12/04/28	315	319,125
Cisco Systems Inc.
2.50%, 09/20/26	1,253	1,203,573
2.95%, 02/28/26	685	668,451
3.50%, 06/15/25	480	474,154
4.80%, 02/26/27	1,400	1,405,470
4.85%, 02/26/29	1,860	1,893,955
4.90%, 02/26/26	810	814,669
Motorola Solutions Inc.
4.60%, 02/23/28(b)	675	671,530
4.60%, 05/23/29	550	545,404
Nokia OYJ, 4.38%, 06/12/27	280	271,541
Rogers Communications Inc.
2.90%, 11/15/26	210	200,594
2.95%, 03/15/25	634	624,903
3.20%, 03/15/27(b)	1,440	1,382,858
3.63%, 12/15/25	649	636,705
5.00%, 02/15/29	750	751,951
Sprint Capital Corp., 6.88%, 11/15/28(b)	1,915	2,058,735
Sprint LLC
7.63%, 02/15/25(b)	1,345	1,353,021
7.63%, 03/01/26	1,325	1,364,717
Telefonica Emisiones SA, 4.10%, 03/08/27	901	886,480
TELUS Corp.
2.80%, 02/16/27	730	696,062
3.70%, 09/15/27	375	363,351
T-Mobile USA Inc.
1.50%, 02/15/26	700	664,189
2.05%, 02/15/28	1,665	1,517,697
2.25%, 02/15/26	1,560	1,496,368
2.40%, 03/15/29	325	293,673
2.63%, 04/15/26(b)	340	327,121
2.63%, 02/15/29	745	680,135
3.38%, 04/15/29	1,565	1,473,147
3.50%, 04/15/25	2,292	2,260,858
3.75%, 04/15/27	3,485	3,394,183
4.75%, 02/01/28	1,600	1,596,783
4.80%, 07/15/28	965	967,547
4.85%, 01/15/29(b)	525	527,476
4.95%, 03/15/28(b)	909	915,446

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
5.38%, 04/15/27	$270	$272,105
Verizon Communications Inc.
0.85%, 11/20/25	1,141	1,086,144
1.45%, 03/20/26	1,558	1,480,640
2.10%, 03/22/28	2,630	2,410,000
2.63%, 08/15/26	1,570	1,505,360
3.00%, 03/22/27	890	854,819
3.50%, 11/01/24	1,065	1,059,376
3.88%, 02/08/29	15	14,507
4.13%, 03/16/27(b)	2,625	2,591,000
4.33%, 09/21/28(b)	4,280	4,236,935
Vodafone Group PLC, 4.38%, 05/30/28(b)	706	704,809
		63,851,217
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24	484	479,392
3.50%, 09/15/27	110	104,922
3.55%, 11/19/26	645	623,320
		1,207,634
Transportation — 1.0%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25(b)	624	615,345
3.25%, 06/15/27	430	416,465
3.40%, 09/01/24	633	631,600
Canadian National Railway Co., 2.75%, 03/01/26	567	550,597
Canadian Pacific Railway Co.
1.35%, 12/02/24	1,335	1,316,904
1.75%, 12/02/26(b)	840	785,717
2.90%, 02/01/25(b)	699	691,330
4.00%, 06/01/28	385	375,588
CSX Corp.
2.60%, 11/01/26	390	373,516
3.25%, 06/01/27	714	690,295
3.35%, 11/01/25	630	617,957
3.40%, 08/01/24	688	688,000
3.80%, 03/01/28	665	648,204
4.25%, 03/15/29	580	573,781
FedEx Corp.
3.25%, 04/01/26	707	689,696
3.40%, 02/15/28	450	432,498
Norfolk Southern Corp.
2.90%, 06/15/26	310	299,442
3.80%, 08/01/28	450	438,414
Ryder System Inc.
2.50%, 09/01/24(b)	555	553,135
5.25%, 06/01/28	505	512,176
5.38%, 03/15/29	315	322,015
5.65%, 03/01/28	355	364,663
Union Pacific Corp.
2.15%, 02/05/27	475	448,149
2.75%, 03/01/26	580	563,226
3.00%, 04/15/27(b)	245	235,712
3.25%, 08/15/25	445	438,743
3.70%, 03/01/29(b)	570	552,780
3.75%, 07/15/25(b)	431	426,012
3.95%, 09/10/28(b)	820	807,542
4.75%, 02/21/26	480	479,982

	Par
Security	(000)	Value

Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26	$444	$423,127
2.80%, 11/15/24	346	343,281
3.05%, 11/15/27	825	788,234
3.40%, 03/15/29	520	497,074
3.90%, 04/01/25(b)	806	799,673
Walmart Inc.
1.05%, 09/17/26(b)	1,030	961,169
1.50%, 09/22/28(b)	970	873,280
3.95%, 09/09/27	825	817,298
		22,042,620
Trucking & Leasing — 0.0%
GATX Corp., 4.70%, 04/01/29.	300	297,336

Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	430	408,882
3.40%, 03/01/25	345	342,402
3.45%, 06/01/29(b)	380	360,522
3.75%, 09/01/28	425	412,063
		1,523,869

Total Long-Term Investments — 98.7%
(Cost: $2,140,891,715)		2,125,399,512

	Shares

Short-Term Securities

Money Market Funds — 5.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.45%(f)(g)(h)	110,893,369	110,937,727
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.29%(f)(g)	5,340,000	5,340,000

Total Short-Term Securities — 5.4%
(Cost: $116,211,181)		116,277,727

Total Investments — 104.1%
(Cost: $2,257,102,896)		2,241,677,239

Liabilities in Excess of Other Assets — (4.1)%		(89,260,138)
Net Assets — 100.0%		$2,152,417,101

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® 0-5 Year Investment Grade Corporate Bond ETF
July 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$122,187,536	$—	$(11,250,265	)(a)	$12,609	$(12,153)	$110,937,727	110,893,369	$201,918	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,110,000	—	(770,000	)(a)	—	—	5,340,000	5,340,000	565,927		—
					$12,609	$(12,153)	$116,277,727		$767,845		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,125,399,512	$—	$2,125,399,512
Short-Term Securities
Money Market Funds	116,277,727	—	—	116,277,727
	$116,277,727	$2,125,399,512	$—	$2,241,677,239

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate